Baird Strategic Municipal Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 95.9%	Par	Value
Alabama - 4.5%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$295,000	$318,556
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2040 (Callable 03/01/2035)	3,200,000	3,525,309
5.00%, 09/01/2042 (Callable 03/01/2035)	3,750,000	4,091,749
5.00%, 09/01/2043 (Callable 03/01/2035)	1,500,000	1,626,562
Alabama Housing Finance Authority
3.20%, 01/01/2047 (Callable 07/01/2028) (a)	5,700,000	5,724,478
5.75%, 04/01/2055 (Callable 04/01/2033)	2,820,000	3,041,384
Black Belt Energy Gas District
5.00%, 05/01/2027	1,100,000	1,108,657
5.00%, 07/01/2028	850,000	877,300
5.00%, 12/01/2030	850,000	897,118
5.00%, 05/01/2031	1,500,000	1,580,461
5.00%, 12/01/2031	1,200,000	1,275,513
5.00%, 05/01/2032	1,325,000	1,399,141
5.00%, 12/01/2034 (Callable 09/01/2034)	9,000,000	9,389,376
5.00%, 12/01/2034 (Callable 09/01/2034)	1,300,000	1,387,139
4.00%, 12/01/2052 (Callable 09/01/2029) (a)	1,020,000	1,025,504
5.00%, 05/01/2053 (a)	2,500,000	2,599,510
5.50%, 11/01/2053 (Callable 09/01/2028) (a)	1,200,000	1,256,021
5.00%, 12/01/2055 (Callable 05/01/2035) (a)	2,000,000	2,116,184
City of Arab AL, 5.00%, 03/01/2038 (Callable 03/01/2035)	1,160,000	1,279,636
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)	12,000,000	13,169,784
County of Jefferson AL
5.00%, 09/15/2032 (Callable 03/15/2027)	1,665,000	1,694,811
5.00%, 09/15/2035 (Callable 03/15/2027)	1,350,000	1,370,569
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 (Callable 10/01/2033)	5,500,000	5,690,676
5.50%, 10/01/2053 (Callable 10/01/2033)	5,105,000	5,308,008
County of Montgomery AL
4.00%, 03/01/2028	200,000	203,633
5.00%, 03/01/2028 (Callable 05/02/2026)	55,000	55,088
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250,000	257,031
5.00%, 03/01/2028	2,000,000	2,041,063
5.00%, 09/01/2028	1,730,000	1,773,479
5.00%, 12/01/2028	1,065,000	1,108,571
5.00%, 03/01/2029	2,650,000	2,724,169
5.00%, 12/01/2030	750,000	790,588
5.00%, 12/01/2031	1,000,000	1,056,131
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	2,000,000	2,003,629
Jacksonville Public Educational Building Authority
5.00%, 08/01/2032	1,000,000	1,092,252
5.00%, 08/01/2033	500,000	549,351
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,650,000	1,675,669
Lower Alabama Gas District, 5.00%, 12/01/2033 (Callable 09/01/2033)	8,000,000	8,307,051
Montgomery County Public Facilities Authority/AL, 5.00%, 03/01/2033 (Callable 09/01/2028)	5,000	5,076
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2027	555,000	563,303
5.00%, 08/01/2027	1,530,000	1,563,351
5.00%, 10/01/2027	2,800,000	2,874,241
5.00%, 10/01/2028	3,275,000	3,403,341
5.00%, 05/01/2029	1,500,000	1,563,258
5.00%, 11/01/2029	1,570,000	1,647,061
5.00%, 10/01/2030 (Callable 07/01/2030)	10,850,000	11,512,590
5.00%, 11/01/2030	1,790,000	1,853,779
5.00%, 11/01/2030	1,000,000	1,059,604
5.00%, 09/01/2035 (Callable 06/01/2035)	4,500,000	4,843,105
5.00%, 11/01/2035 (Callable 11/01/2034)	11,350,000	11,592,834
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	250,000	266,081
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	1,000,000	1,049,415
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	5,700,000	5,978,286
5.00%, 05/01/2055 (Callable 11/01/2030) (a)	3,030,000	3,205,073
State of Alabama Docks Department
5.00%, 10/01/2032 (Callable 10/01/2027) (b)	2,000,000	2,036,533
5.00%, 10/01/2035 (Callable 10/01/2027) (b)	2,000,000	2,027,991
University of South Alabama
5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,009,052
5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,052,164
		154,497,289

Alaska - 0.6%
Alaska Housing Finance Corp.
3.25%, 12/01/2044 (Callable 06/01/2029)	3,000,000	2,970,617
6.00%, 06/01/2054 (Callable 06/01/2033)	2,680,000	2,888,161
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 05/02/2026) (b)	1,845,000	1,846,639
4.25%, 04/01/2031 (Callable 05/02/2026)	185,000	185,069
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,899,982
5.00%, 10/01/2032 (Callable 10/01/2029)	1,000,000	1,046,641
5.00%, 10/01/2033 (Callable 10/01/2029)	500,000	521,010
4.00%, 10/01/2035 (Callable 10/01/2029)	2,000,000	1,986,231
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2027 (b)	400,000	412,505
5.00%, 12/01/2028 (Callable 12/01/2026) (b)	615,000	622,371
5.50%, 10/01/2042 (Callable 10/01/2027)	1,100,000	1,127,664
CIVICVentures/AK, 5.00%, 09/01/2034	5,215,000	5,728,563
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 05/02/2026)	150,000	150,300
		21,385,753

Arizona - 1.3%
Arizona Board of Regents, 5.00%, 07/01/2043 (Callable 07/01/2027)	4,005,000	4,065,281
Arizona Industrial Development Authority
4.00%, 07/15/2026 (c)	125,000	124,978
5.00%, 10/01/2028	110,000	113,832
5.00%, 11/01/2028 (Callable 05/01/2028)	765,000	796,658
4.75%, 12/15/2028 (Callable 12/15/2026) (c)	630,000	633,450
5.00%, 10/01/2029	10,000	10,459
1.79%, 09/01/2030 (a)(c)(d)	1,943,967	1,826,039
5.00%, 10/01/2030 (Callable 10/01/2026) (c)	105,000	103,812
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	144,532
4.00%, 07/15/2032 (Callable 07/15/2029) (c)	450,000	441,772
4.00%, 07/15/2035 (Callable 07/15/2029) (c)	255,000	241,230
4.00%, 11/01/2035 (Callable 11/01/2031)	1,000,000	1,010,641
4.00%, 07/15/2036 (Callable 07/15/2029) (c)	495,000	460,729
6.00%, 07/01/2037 (Callable 07/01/2027) (c)	2,500,000	2,550,053
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,532,924
City of Mesa AZ Utility System Revenue, 5.00%, 07/01/2043 (Callable 07/01/2029)	1,500,000	1,548,368
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2037 (Callable 07/01/2027)	1,500,000	1,532,686
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,065,248
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 04/22/2026)	175,000	174,212
2.13%, 07/01/2033 (Callable 07/01/2029) (b)	100,000	83,596
Industrial Development Authority of the City of Phoenix Arizona
2.95%, 07/01/2026 (Callable 05/02/2026)	345,000	344,376
5.00%, 07/01/2035 (Callable 05/02/2026) (c)	1,525,000	1,525,175
Maricopa County Industrial Development Authority
2.10%, 07/01/2026 (c)	325,000	320,599
5.00%, 07/01/2026	680,000	682,684
5.00%, 07/01/2027	710,000	724,200
5.25%, 07/01/2033 (Callable 07/01/2030) (c)	725,000	727,988
4.00%, 07/01/2034 (Callable 07/01/2031)	1,820,000	1,764,445
5.00%, 01/01/2035 (Callable 01/01/2027)	1,110,000	1,121,477
5.00%, 01/01/2038 (Callable 01/01/2027)	3,585,000	3,613,975
5.00%, 09/01/2042 (Callable 09/01/2028)	6,000,000	6,119,909
McAllister Academic Village LLC, 5.00%, 07/01/2035 (Callable 07/01/2026)	2,500,000	2,509,459
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/2037 (Callable 01/01/2028)	2,000,000	2,059,633
Salt Verde Financial Corp., 5.25%, 12/01/2026	4,000,000	4,044,815
		44,019,235

Arkansas - 0.7%
Arkansas Development Finance Authority
5.00%, 02/01/2030	1,000,000	1,037,833
5.00%, 02/01/2031	1,150,000	1,197,065
0.00%, 07/01/2036 (e)	4,085,000	2,629,502
3.80%, 09/01/2044 (Callable 04/01/2026) (a)	4,777,000	4,777,000
0.00%, 07/01/2046 (e)	740,000	258,800
5.00%, 07/01/2054 (Callable 07/01/2033)	940,000	985,000
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	501,558
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	95,000	93,482
City of Mountain Home AR Water & Sewer Revenue, 4.00%, 06/01/2042 (Callable 06/01/2031)	2,000,000	1,926,238
City of Paragould AR Water Sewer & Electric Revenue, 2.38%, 12/01/2041 (Callable 12/01/2027)	1,965,000	1,409,542
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)	65,000	63,839
County of Jefferson AR, 2.40%, 09/01/2040 (Callable 09/01/2030)	4,060,000	2,845,287
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	40,000	40,318
Henderson State University, 3.63%, 11/01/2033 (Callable 05/02/2026)	55,000	54,478
Hot Springs School District No 6, 2.00%, 06/01/2033 (Callable 12/01/2026)	2,615,000	2,231,979
Jonesboro City Water & Light Plant, 4.00%, 06/01/2043 (Callable 12/01/2032)	2,275,000	2,203,800
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 05/02/2026)	210,000	200,183
University of Arkansas, 5.00%, 11/01/2043 (Callable 11/01/2028)	1,035,000	1,065,235
		23,521,139

California - 4.2%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)	25,000	25,543
California Community Choice Financing Authority
5.00%, 04/01/2029	500,000	517,333
5.00%, 05/01/2029	1,285,000	1,347,621
5.00%, 04/01/2030	1,000,000	1,037,799
5.00%, 10/01/2030	1,050,000	1,094,138
5.00%, 02/01/2031 (Callable 11/01/2030)	1,500,000	1,589,113
5.00%, 11/01/2031	1,575,000	1,678,169
5.00%, 11/01/2033 (Callable 08/01/2033)	7,440,000	7,959,353
5.25%, 01/01/2054 (Callable 10/01/2030) (a)	1,375,000	1,454,483
5.00%, 01/01/2056 (Callable 05/01/2033) (a)	5,000,000	5,409,991
5.00%, 03/01/2056 (Callable 08/01/2035) (a)	6,000,000	6,458,082
California Enterprise Development Authority
5.00%, 06/01/2026	200,000	200,851
5.00%, 06/01/2027	440,000	452,979
5.00%, 06/01/2028	230,000	241,759
5.00%, 07/01/2033	3,400,000	3,741,027
California Health Facilities Financing Authority, 4.00%, 03/01/2033 (Callable 04/22/2026)	1,635,000	1,635,116
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027) (c)	3,235,000	3,279,208
3.75%, 03/25/2035	3,743,843	3,768,140
4.38%, 09/20/2036	1,458,493	1,468,651
3.60%, 08/01/2063 (Callable 04/22/2026) (a)	1,000,000	1,000,361
California Infrastructure & Economic Development Bank, 3.12% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 04/22/2026)	200,000	199,834
California Municipal Finance Authority
3.75%, 12/01/2035 (Callable 06/01/2035)	2,500,000	2,434,133
3.38%, 09/01/2050 (Callable 06/05/2028) (a)(b)	3,700,000	3,674,265
2.80%, 03/01/2056 (a)(b)	2,500,000	2,498,256
California Pollution Control Financing Authority, 3.25%, 11/01/2042 (a)(b)(c)	1,000,000	999,924
California Public Finance Authority
6.50%, 06/01/2054 (Callable 06/01/2031) (c)	1,500,000	1,399,623
5.10%, 04/01/2066 (Callable 04/01/2031) (a)(c)	3,705,000	3,685,370
California School Finance Authority, 5.00%, 08/01/2029 (Callable 05/02/2026) (c)	275,000	275,137
California Statewide Communities Development Authority, 5.00%, 05/15/2034 (Callable 05/15/2026)	100,000	100,165
Calipatria Unified School District, 0.00%, 08/01/2027 (e)	305,000	291,777
City of Big Bear Lake Department of Water & Power, 3.05%, 02/01/2029 (Callable 08/01/2027) (c)	3,500,000	3,459,170
City of Los Angeles Department of Airports
5.00%, 05/15/2029 (Callable 05/15/2027) (b)	1,375,000	1,406,183
5.00%, 05/15/2035 (Callable 05/15/2027) (b)	2,130,000	2,165,273
5.00%, 05/15/2038 (Callable 11/15/2027) (b)	1,350,000	1,373,392
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	100,000	100,618
Concentrix Corp., 6.50%, 03/01/2029 (Callable 02/01/2029)	8,000,000	7,781,181
Dixon Unified School District, 0.00%, 08/01/2031 (Callable 08/01/2030) (e)	80,000	75,910
East County Advanced Water Purification Joint Powers Authority, 3.13%, 09/01/2026 (Callable 06/01/2026)	4,000,000	4,000,682
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	2,521,404	2,462,107
4.00%, 12/25/2036 (a)	1,929,733	1,915,408
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	6,533,661	6,072,123
2.25%, 09/25/2037	5,115,286	4,300,963
3.16%, 12/25/2038 (a)	4,194,070	3,664,011
Inglewood Unified School District
5.00%, 08/01/2035	1,000,000	1,161,555
5.50%, 08/01/2036 (Callable 08/01/2035)	1,000,000	1,193,172
5.50%, 08/01/2038 (Callable 08/01/2035)	1,500,000	1,762,305
5.50%, 08/01/2039 (Callable 08/01/2035)	1,550,000	1,808,607
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	120,000	121,306
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,002,347
Long Beach Bond Finance Authority, 4.05% (3 mo. Term SOFR + 1.43%), 11/15/2026	700,000	702,290
Los Angeles Department of Water & Power
5.00%, 07/01/2034 (Callable 01/01/2029)	735,000	766,841
5.00%, 07/01/2037 (Callable 07/01/2029)	1,400,000	1,457,716
5.00%, 07/01/2038 (Callable 01/01/2027)	435,000	439,044
5.00%, 07/01/2041 (Callable 01/01/2032)	545,000	573,189
5.25%, 07/01/2046 (Callable 01/01/2035)	1,000,000	1,065,072
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	7,550,000	7,793,169
Mayers Memorial Hospital District
0.00%, 08/01/2026 (e)	230,000	226,714
0.00%, 08/01/2029 (e)	165,000	142,671
0.00%, 08/01/2032 (e)	210,000	155,587
0.00%, 08/01/2034 (e)	260,000	169,836
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2035 (Callable 03/01/2027) (b)	1,000,000	1,012,141
5.00%, 03/01/2036 (Callable 03/01/2027) (b)	2,230,000	2,254,903
5.00%, 03/01/2037 (Callable 03/01/2027) (b)	2,000,000	2,020,430
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026) (d)	85,000	85,230
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 04/22/2026)	25,000	25,024
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)	1,075,000	1,156,016
5.00%, 09/01/2050 (Callable 09/01/2032)	1,735,000	1,812,687
Sacramento County Water Financing Authority, 3.18% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 05/02/2026)	2,480,000	2,425,423
San Diego Public Facilities Financing Authority, 5.00%, 08/01/2037 (Callable 08/01/2026)	2,000,000	2,012,532
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 05/01/2041 (Callable 05/02/2026) (b)	1,500,000	1,500,486
San Ysidro School District, 0.00%, 08/01/2027 (e)	50,000	47,914
Southern California Public Power Authority, 5.00%, 07/01/2053 (Callable 01/01/2029) (a)	2,000,000	2,098,826
University of California
5.00%, 05/15/2039 (Callable 05/15/2030)	4,120,000	4,351,975
5.25%, 05/15/2042 (Callable 05/15/2027)	2,500,000	2,550,770
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026 (e)	315,000	310,537
		143,901,537

Colorado - 3.1%
Adams County Housing Authority, 4.00%, 04/01/2029 (Callable 10/01/2027)	2,400,000	2,423,094
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	2,125,000	2,382,146
Amber Creek Metropolitan District
5.00%, 12/01/2031	135,000	145,136
5.00%, 12/01/2032 (Callable 12/01/2030)	130,000	140,125
5.00%, 12/01/2033 (Callable 12/01/2030)	150,000	161,777
5.00%, 12/01/2034 (Callable 12/01/2030)	125,000	134,535
5.00%, 12/01/2035 (Callable 12/01/2030)	125,000	134,183
5.00%, 12/01/2040 (Callable 12/01/2030)	300,000	314,863
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	3,260,000	3,400,742
Arkansas River Power Authority
5.88%, 10/01/2026	280,000	284,476
5.00%, 10/01/2029 (Callable 10/01/2028)	1,315,000	1,366,203
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,031,725
Baseline Metropolitan District No 1, 4.25%, 12/01/2054 (Callable 12/01/2029)	935,000	840,688
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2037 (Callable 06/01/2029)	2,845,000	2,990,368
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2031 (Callable 12/01/2028) (b)	1,500,000	1,564,604
5.00%, 12/01/2032 (Callable 12/01/2028) (b)	3,000,000	3,122,532
5.25%, 12/01/2043 (Callable 12/01/2028) (b)	1,000,000	1,026,307
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,253,757
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027) (b)	3,410,000	3,429,003
Colorado Educational & Cultural Facilities Authority
5.00%, 01/15/2027	105,000	106,720
5.00%, 01/15/2028	275,000	284,098
5.00%, 10/01/2028 (Callable 05/02/2026)	1,950,000	1,847,148
5.00%, 01/15/2029	325,000	340,954
3.00%, 10/01/2029 (Callable 05/02/2026)	200,000	173,167
5.00%, 01/15/2030	395,000	419,543
2.00%, 09/01/2030 (Callable 09/01/2028)	345,000	322,604
5.00%, 10/01/2030 (Callable 05/02/2026)	100,000	91,005
5.00%, 06/01/2031	245,000	263,752
5.00%, 07/01/2031	110,000	117,585
5.00%, 06/01/2032	170,000	184,493
5.00%, 07/01/2032	230,000	246,529
5.00%, 10/01/2032 (Callable 05/02/2026)	135,000	118,706
5.00%, 06/01/2033	270,000	294,434
5.00%, 07/01/2033	195,000	209,121
3.25%, 10/01/2033 (Callable 05/02/2026)	310,000	234,365
5.00%, 06/01/2034	285,000	311,572
5.00%, 10/01/2034 (Callable 05/02/2026)	2,080,000	1,753,563
5.00%, 01/15/2035 (Callable 01/15/2034)	375,000	408,673
5.00%, 06/01/2035	250,000	273,216
5.00%, 07/01/2035 (Callable 07/01/2034)	165,000	176,251
3.38%, 10/01/2035 (Callable 05/02/2026)	325,000	230,922
5.00%, 01/15/2036 (Callable 01/15/2034)	350,000	379,322
5.00%, 07/01/2036 (Callable 07/01/2034)	135,000	143,830
5.00%, 01/15/2037 (Callable 01/15/2034)	365,000	393,374
5.00%, 07/01/2037 (Callable 07/01/2034)	145,000	153,728
5.00%, 01/15/2038 (Callable 01/15/2034)	280,000	300,284
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,131,572
5.00%, 01/15/2039 (Callable 01/15/2034)	300,000	320,089
5.00%, 07/01/2039 (Callable 07/01/2034)	220,000	231,232
6.38%, 03/15/2040 (Callable 05/02/2026)	1,125,000	1,124,938
5.00%, 07/01/2040 (Callable 07/01/2035)	750,000	787,371
5.00%, 03/01/2043 (Callable 03/01/2027)	2,500,000	2,519,867
Colorado Health Facilities Authority
5.00%, 08/01/2028	490,000	511,515
2.63%, 05/15/2029 (Callable 05/02/2026)	895,000	886,038
3.50%, 05/15/2030 (Callable 05/02/2026)	1,500,000	1,475,519
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	558,901
5.00%, 11/01/2034 (Callable 11/01/2029)	3,250,000	3,407,872
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,108,413
5.00%, 08/01/2044 (Callable 08/01/2029)	2,495,000	2,534,377
5.00%, 11/15/2059 (a)	2,010,000	2,151,019
2.97% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 04/22/2026)	1,000,000	999,835
5.00%, 05/15/2062 (Callable 04/22/2026) (a)	4,000,000	4,036,140
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/02/2026) (a)	1,500,000	1,500,717
6.25%, 05/01/2055 (Callable 05/01/2033)	4,000,000	4,477,718
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)	1,345,000	1,428,846
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	2,000,000	2,009,425
Denver City & County School District No 1
5.50%, 12/01/2046 (Callable 12/01/2034)	2,320,000	2,560,005
5.50%, 12/01/2049 (Callable 12/01/2034)	4,055,000	4,402,994
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 05/02/2026)	100,000	100,020
5.00%, 12/01/2029 (Callable 12/01/2028)	500,000	521,326
5.00%, 12/01/2030 (Callable 12/01/2028)	350,000	363,749
5.00%, 12/01/2031 (Callable 12/01/2028)	375,000	388,558
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2032 (Callable 12/01/2030)	250,000	274,461
5.00%, 12/01/2033 (Callable 12/01/2030)	430,000	470,256
5.00%, 12/01/2037 (Callable 12/01/2030)	200,000	214,864
5.00%, 12/01/2038 (Callable 12/01/2030)	250,000	267,614
5.00%, 12/01/2039 (Callable 12/01/2030)	250,000	266,137
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2040 (Callable 11/01/2026)	4,945,000	4,987,247
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	6,900,000	6,987,544
Sterling Ranch Community Authority Board
5.00%, 12/01/2034 (Callable 12/01/2030)	260,000	281,275
5.00%, 12/01/2035 (Callable 12/01/2030)	275,000	296,023
5.00%, 12/01/2036 (Callable 12/01/2030)	425,000	455,336
5.00%, 12/01/2037 (Callable 12/01/2030)	425,000	452,590
5.00%, 12/01/2038 (Callable 12/01/2030)	350,000	371,142
5.00%, 12/01/2040 (Callable 12/01/2030)	200,000	210,444
5.00%, 12/01/2041 (Callable 12/01/2030)	300,000	314,589
5.00%, 12/01/2042 (Callable 12/01/2030)	350,000	365,584
5.00%, 12/01/2043 (Callable 12/01/2030)	425,000	441,654
5.00%, 12/01/2044 (Callable 12/01/2030)	275,000	283,904
5.00%, 12/01/2045 (Callable 12/01/2030)	500,000	513,291
5.25%, 12/01/2050 (Callable 12/01/2030)	1,750,000	1,791,938
5.25%, 12/01/2055 (Callable 12/01/2030)	1,500,000	1,525,678
Timnath Ranch Metropolitan District No 4
5.00%, 12/01/2039 (Callable 12/01/2034)	600,000	636,798
5.00%, 12/01/2044 (Callable 12/01/2034)	800,000	825,590
Town of Vail CO, 5.25%, 12/01/2050 (Callable 06/01/2035)	1,000,000	1,039,214
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 04/22/2026)	1,085,000	936,765
Weld County School District No 6 Greeley, 5.00%, 12/01/2035 (Callable 12/01/2029)	2,350,000	2,491,075
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	2,000,000	2,068,469
		106,232,761

Connecticut - 1.0%
City of New Haven CT
5.00%, 08/01/2027	550,000	566,425
5.00%, 08/01/2042 (Callable 08/01/2035)	350,000	373,960
5.00%, 08/01/2043 (Callable 08/01/2035)	750,000	796,217
City of Waterbury CT, 5.00%, 11/15/2042 (Callable 11/15/2027)	2,535,000	2,593,599
Connecticut Housing Finance Authority
3.30%, 11/15/2039 (Callable 11/15/2028)	845,000	749,249
4.80%, 05/01/2043	3,250,000	3,325,378
3.50%, 11/15/2045 (Callable 05/15/2029)	595,000	592,302
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	850,000	848,883
5.00%, 07/01/2027 (Callable 07/01/2026)	60,000	60,136
5.00%, 07/01/2033 (Callable 07/01/2026)	1,500,000	1,502,444
5.00%, 07/01/2037 (Callable 07/01/2026)	635,000	635,564
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,021,336
2.95%, 07/01/2049 (a)	2,000,000	2,008,294
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029 (b)	1,080,000	1,132,678
5.00%, 11/15/2030 (b)	1,075,000	1,136,583
5.00%, 11/15/2031 (b)	750,000	798,539
5.00%, 11/15/2032 (b)	320,000	342,332
5.00%, 11/15/2045 (Callable 05/05/2026) (a)(b)	2,000,000	2,002,127
Stamford Housing Authority, 4.75%, 10/01/2032	2,000,000	2,051,767
State of Connecticut, 5.00%, 04/15/2035 (Callable 04/15/2029)	6,300,000	6,640,787
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	4,815,000	5,020,760
		35,199,360

Delaware - 0.1%
State of Delaware, 5.00%, 02/01/2034 (Callable 02/01/2028)	2,000,000	2,074,028

District of Columbia - 1.2%
District of Columbia
5.00%, 07/01/2027	125,000	127,731
5.00%, 04/01/2035 (Callable 04/01/2027)	795,000	807,454
5.00%, 06/01/2041 (Callable 12/01/2026)	1,000,000	1,008,272
5.00%, 06/01/2042 (Callable 06/01/2027)	3,000,000	3,039,842
5.00%, 07/01/2042 (Callable 07/01/2032)	2,000,000	1,944,400
District of Columbia Housing Finance Agency
5.00%, 03/01/2029 (Callable 02/01/2028) (a)	1,750,000	1,807,974
4.10%, 09/01/2046 (a)	3,000,000	3,097,357
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	10,155,000	10,828,676
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	99,159
3.00%, 10/01/2057 (Callable 07/01/2027) (a)	1,180,000	1,177,685
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027) (b)	2,000,000	2,058,696
5.00%, 10/01/2032 (Callable 10/01/2026) (b)	1,170,000	1,179,914
5.00%, 10/01/2033 (Callable 10/01/2028) (b)	500,000	518,768
5.00%, 10/01/2034 (Callable 10/01/2026) (b)	5,295,000	5,335,325
5.00%, 10/01/2037 (Callable 10/01/2027) (b)	1,000,000	1,017,673
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/2038 (Callable 07/01/2027)	3,000,000	3,051,097
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2045 (Callable 07/15/2030)	2,500,000	2,558,159
		39,658,182

Florida - 4.0%
Broward County Housing Finance Authority, 5.00%, 10/01/2038	3,971,945	4,140,455
Capital Projects Finance Authority, 5.00%, 10/01/2027	1,000,000	1,022,089
Capital Trust Agency, Inc., 3.38%, 07/01/2031 (c)	780,000	746,985
Central Florida Tourism Oversight District, 5.00%, 06/01/2037 (Callable 06/01/2027)	1,125,000	1,142,827
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 05/02/2026)	250,000	250,271
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	357,892
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	569,769
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	355,080
5.65%, 03/01/2054 (Callable 03/01/2033)	3,715,000	3,890,594
City of Deerfield Beach FL, 5.25%, 12/01/2041 (Callable 12/01/2028)	1,120,000	1,161,038
City of Miami Beach FL Stormwater Revenue, 5.00%, 09/01/2041 (Callable 05/02/2026)	775,000	775,896
City of Miami FL, 5.00%, 01/01/2032 (Callable 01/01/2028) (c)	1,850,000	1,904,322
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030) (a)	2,500,000	2,691,106
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 05/02/2026)	500,000	500,589
City of Tampa FL, 5.00%, 07/01/2037 (Callable 07/01/2026)	5,085,000	5,097,831
Collier County Industrial Development Authority
5.00%, 10/01/2036 (Callable 04/01/2034)	620,000	663,205
5.00%, 10/01/2037 (Callable 04/01/2034)	645,000	687,242
5.00%, 10/01/2038 (Callable 04/01/2034)	675,000	714,437
5.00%, 10/01/2054 (Callable 10/01/2030) (a)	1,250,000	1,333,662
County of Broward FL Airport System Revenue
5.00%, 10/01/2032 (Callable 10/01/2029) (b)	2,000,000	2,106,955
5.00%, 10/01/2035 (Callable 10/01/2027) (b)	740,000	753,802
County of Lee FL Airport Revenue, 5.00%, 10/01/2056 (Callable 07/01/2031) (a)(b)	5,000,000	5,358,861
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2032 (b)	8,080,000	8,859,146
5.50%, 10/01/2055 (Callable 10/01/2034) (b)	4,680,000	4,866,381
County of Miami-Dade FL Rickenbacker Causeway Revenue, 5.00%, 10/01/2031 (Callable 05/02/2026)	160,000	160,208
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031) (b)	115,000	113,043
County of Okaloosa FL, 5.50%, 05/15/2045 (Callable 05/15/2032) (c)	1,250,000	1,283,416
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029 (e)	800,000	700,238
County of Palm Beach FL, 5.00%, 04/01/2029 (c)	1,045,000	1,059,589
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue
5.00%, 10/01/2033 (Callable 04/01/2031) (b)	1,555,000	1,647,623
5.00%, 10/01/2034 (Callable 04/01/2031) (b)	805,000	846,943
5.00%, 10/01/2035 (Callable 04/01/2031) (b)	500,000	523,629
5.00%, 10/01/2036 (Callable 04/01/2031) (b)	750,000	782,077
5.00%, 10/01/2037 (Callable 04/01/2031) (b)	325,000	337,789
5.00%, 10/01/2038 (Callable 04/01/2031) (b)	100,000	103,543
5.00%, 10/01/2039 (Callable 04/01/2031) (b)	300,000	308,943
5.00%, 10/01/2040 (Callable 04/01/2031) (b)	665,000	685,067
5.00%, 10/01/2041 (Callable 04/01/2031) (b)	915,000	937,902
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027) (c)	3,450,000	3,457,152
5.00%, 08/15/2032 (c)	1,365,000	1,357,858
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,043,719
5.00%, 08/01/2056 (Callable 10/01/2030) (a)	5,000,000	5,396,680
Florida Higher Educational Facilities Financing Authority
5.00%, 04/01/2033 (Callable 05/02/2026)	1,475,000	1,476,569
5.00%, 07/01/2035 (Callable 07/01/2033) (c)	4,200,000	4,237,102
Florida Housing Finance Corp.
4.75%, 02/01/2043	3,500,000	3,540,265
3.00%, 02/01/2044 (Callable 02/01/2028) (a)	1,500,000	1,496,447
4.20%, 01/01/2045 (Callable 01/01/2028)	55,000	53,468
6.25%, 01/01/2055 (Callable 07/01/2033)	1,210,000	1,322,291
6.25%, 07/01/2056 (Callable 01/01/2034)	4,000,000	4,443,538
Florida Insurance Assistance Interlocal Agency, Inc., 3.16%, 09/01/2032 (Callable 04/01/2026) (a)	3,000,000	3,000,000
Florida Local Government Finance Commission
4.20%, 11/15/2030 (Callable 11/15/2027) (c)	1,500,000	1,504,164
5.50%, 11/15/2035 (Callable 11/15/2032) (c)	1,000,000	1,038,888
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 05/02/2026) (b)	1,005,000	1,006,597
5.00%, 10/01/2031 (Callable 10/01/2027) (b)	3,795,000	3,894,440
5.00%, 10/01/2036 (Callable 10/01/2027) (b)	1,000,000	1,018,397
5.00%, 10/01/2042 (Callable 10/01/2027) (b)	2,225,000	2,243,572
Hillsborough County Housing Finance Authority
2.90%, 12/01/2028 (a)	1,250,000	1,242,828
5.00%, 12/01/2042 (Callable 06/01/2038)	2,000,000	2,072,750
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,080,074
JEA Electric System Revenue, 5.00%, 10/01/2032 (Callable 10/01/2027)	1,295,000	1,330,763
Lee County Industrial Development Authority/FL, 5.00%, 04/01/2034 (Callable 04/01/2029)	630,000	656,437
Miami-Dade County Housing Finance Authority, 3.40%, 04/01/2041 (Callable 04/22/2026) (a)	1,450,000	1,450,552
North Broward Hospital District, 5.00%, 01/01/2042 (Callable 01/01/2028)	1,405,000	1,426,444
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028) (a)	2,475,000	2,308,556
Osceola County Housing Finance Authority, 3.40%, 04/01/2028 (a)	5,300,000	5,322,634
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	514,921
Pinellas County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)	1,225,000	1,231,389
Putnam County Development Authority/FL
5.00%, 03/15/2042 (Callable 05/01/2028)	2,500,000	2,550,214
5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,030,170
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 05/02/2026)	45,000	45,327
Seminole County School Board, 5.00%, 07/01/2034 (Callable 07/01/2026)	1,150,000	1,155,500
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2033	2,500,000	2,769,729
5.25%, 03/01/2042 (Callable 03/01/2035)	2,300,000	2,455,724
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026) (a)(c)	2,500,000	2,499,016
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 05/02/2026)	1,490,000	1,491,470
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,740,000	1,776,483
Volusia County Educational Facility Authority
5.00%, 06/01/2029	550,000	574,030
5.00%, 06/01/2030	500,000	526,407
		137,483,010

Georgia - 2.1%
Atlanta Urban Residential Finance Authority
3.15%, 12/01/2029 (Callable 06/01/2028) (a)	4,750,000	4,757,016
3.15%, 02/01/2030 (Callable 02/01/2029) (a)	2,000,000	2,005,933
4.75%, 05/01/2043	3,000,000	3,035,677
4.95%, 06/01/2046	1,200,000	1,205,840
Bartow County Development Authority, 3.95%, 12/01/2032 (a)	1,380,000	1,403,445
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	200,000	213,537
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	670,000	670,889
Columbus County Housing Authority, 3.30%, 11/01/2028 (a)	1,150,000	1,154,971
Decatur Housing Authority
3.60%, 08/01/2028 (Callable 08/01/2027) (a)	2,145,000	2,160,466
3.25%, 09/01/2028 (Callable 09/01/2027) (a)	2,250,000	2,255,105
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	5,030,734
4.13%, 12/01/2034 (Callable 12/01/2031)	3,050,000	3,012,967
4.00%, 12/01/2035 (Callable 12/01/2032)	2,850,000	2,815,649
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,049,821
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2036 (Callable 02/15/2027)	225,000	228,002
Georgia Housing & Finance Authority
5.05%, 12/01/2045 (Callable 06/01/2033)	2,600,000	2,644,704
2.50%, 06/01/2050 (Callable 06/10/2030)	3,350,000	2,279,151
6.50%, 12/01/2055 (Callable 01/01/2034)	3,000,000	3,360,714
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	3,500,000	3,647,483
Main Street Energy, Inc.
5.00%, 12/01/2031	1,620,000	1,706,720
5.00%, 12/01/2033 (Callable 09/01/2033)	3,700,000	3,876,349
Main Street Natural Gas, Inc.
5.00%, 12/01/2028	1,250,000	1,294,030
5.00%, 12/01/2028	150,000	155,284
5.00%, 12/01/2033	2,500,000	2,617,490
5.00%, 05/15/2034 (Callable 05/15/2029)	3,345,000	3,448,566
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,175,000	1,188,687
5.00%, 06/01/2053 (Callable 03/01/2030) (a)	2,400,000	2,511,223
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	2,500,000	2,621,346
Savannah Georgia Convention Center Authority
5.00%, 06/01/2034	300,000	333,954
5.00%, 06/01/2035	275,000	307,249
5.00%, 06/01/2036 (Callable 06/01/2035)	460,000	509,800
5.00%, 06/01/2037 (Callable 06/01/2035)	200,000	219,957
5.50%, 06/01/2044 (Callable 06/01/2035)	550,000	600,435
Savannah Housing Authority, 3.15%, 07/01/2043 (Callable 01/01/2028) (a)	2,000,000	2,002,364
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	2,020,000	2,032,191
		70,357,749

Guam - 0.1%
Guam Government Waterworks Authority
5.00%, 07/01/2034	780,000	857,376
5.00%, 07/01/2035	610,000	672,950
5.25%, 07/01/2039 (Callable 07/01/2035)	1,000,000	1,087,549
		2,617,875

Hawaii - 0.1%
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 04/22/2026) (b)	2,685,000	2,698,585

Idaho - 0.6%
Boise-Kuna Irrigation District, 5.00%, 06/01/2031 (Callable 04/22/2026)	2,090,000	2,092,084
Idaho Health Facilities Authority, 2.63%, 12/01/2048 (a)	4,000,000	3,999,227
Idaho Housing & Finance Association
3.00%, 05/01/2032	1,075,000	1,014,963
3.00%, 05/01/2032	890,000	848,163
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	329,988
5.00%, 05/01/2044 (Callable 05/01/2032)	425,000	428,985
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	515,269
6.00%, 07/01/2054 (Callable 01/01/2033)	4,610,000	5,061,326
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	509,191
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	5,650,000	5,708,606
		20,507,802

Illinois - 6.0%
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,630,000	3,788,644
Board of Trustees of the University of Illinois, 4.00%, 04/01/2035 (Callable 04/02/2026)	1,205,000	1,205,000
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/02/2026)	1,080,000	1,080,432
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 05/02/2026)	180,000	179,888
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,086,861
Chicago O'Hare International Airport
5.00%, 01/01/2030 (b)	6,850,000	7,301,397
5.00%, 01/01/2031 (Callable 01/01/2027) (b)	1,000,000	1,012,786
5.00%, 01/01/2032 (Callable 01/01/2027) (b)	2,150,000	2,175,418
5.00%, 01/01/2033 (Callable 01/01/2027) (b)	1,500,000	1,516,750
5.00%, 01/01/2036 (Callable 01/01/2032) (b)	500,000	529,178
5.25%, 01/01/2041 (Callable 01/01/2035) (b)	2,000,000	2,133,383
5.25%, 01/01/2042 (Callable 01/01/2027)	2,000,000	2,020,991
5.50%, 01/01/2055 (Callable 01/01/2032) (b)	1,255,000	1,290,904
Chicago Park District
5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,335,181
5.00%, 01/01/2044 (Callable 01/01/2035)	1,325,000	1,388,905
City of Chicago IL
0.00%, 01/01/2029 (e)	4,125,000	3,746,164
3.40%, 06/01/2029 (Callable 06/01/2028) (a)	3,000,000	3,021,355
6.00%, 01/01/2046 (Callable 01/01/2034)	2,000,000	2,161,521
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 01/01/2027)	2,000,000	2,018,093
5.25%, 01/01/2042 (Callable 07/01/2032)	1,000,000	1,062,796
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,059,814
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	101,374
5.00%, 11/01/2029 (Callable 11/01/2026)	1,055,000	1,068,092
5.00%, 11/01/2029 (Callable 11/01/2026)	390,000	394,318
5.00%, 11/01/2031 (Callable 11/01/2026)	1,845,000	1,866,591
5.25%, 11/01/2034 (Callable 11/01/2027)	1,230,000	1,267,383
City of Hillsboro IL
5.00%, 12/01/2040 (Callable 12/01/2034)	425,000	462,888
5.00%, 12/01/2045 (Callable 12/01/2034)	725,000	757,356
City of Kankakee IL
5.00%, 01/01/2028	125,000	129,132
5.00%, 01/01/2029	140,000	147,007
5.00%, 01/01/2030	375,000	399,178
5.00%, 01/01/2031	395,000	425,131
5.00%, 01/01/2035	480,000	528,442
5.00%, 01/01/2036 (Callable 01/01/2035)	505,000	554,393
5.00%, 01/01/2037 (Callable 01/01/2035)	505,000	550,002
5.00%, 01/01/2039 (Callable 01/01/2035)	200,000	215,300
5.00%, 01/01/2041 (Callable 01/01/2035)	340,000	361,745
5.00%, 01/01/2043 (Callable 01/01/2035)	470,000	494,369
5.00%, 01/01/2045 (Callable 01/01/2035)	480,000	497,552
City of Kankakee IL Waterworks & Sewerage System
5.00%, 05/01/2026	255,000	255,408
5.00%, 05/01/2027	430,000	438,854
5.00%, 05/01/2029	425,000	446,269
5.00%, 05/01/2031	570,000	608,915
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)	3,200,000	3,253,817
Cook County Community Consolidated School District No 21 Wheeling, 3.00%, 12/01/2035 (Callable 12/01/2028)	830,000	776,227
Cook County Community Consolidated School District No 65 Evanston, 4.00%, 12/01/2030 (Callable 12/01/2028)	1,075,000	1,095,790
Cook County Community School District No 147 West Harvey-Dixmoor, 5.00%, 12/01/2035	1,460,000	1,506,148
Cook County High School District No 220 Reavis
5.00%, 12/01/2041 (Callable 12/01/2034)	900,000	951,339
5.00%, 12/01/2041 (Callable 12/01/2034)	305,000	322,398
5.00%, 12/01/2042 (Callable 12/01/2034)	945,000	993,418
5.00%, 12/01/2042 (Callable 12/01/2034)	320,000	336,396
5.00%, 12/01/2043 (Callable 12/01/2034)	505,000	526,762
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,250,000	1,282,305
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027 (e)	35,000	33,213
Grand Prairie Water Commission
5.00%, 01/01/2039 (Callable 01/01/2035)	550,000	602,726
5.00%, 01/01/2040 (Callable 01/01/2035)	870,000	940,293
5.00%, 01/01/2043 (Callable 01/01/2035)	1,000,000	1,061,596
Illinois Finance Authority
5.00%, 04/01/2026	200,000	200,000
5.00%, 02/15/2027	420,000	424,118
5.00%, 04/01/2027	305,000	310,233
5.00%, 08/01/2027	400,000	406,680
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	503,686
5.00%, 10/01/2027	500,000	512,083
5.00%, 08/01/2028	600,000	614,099
5.00%, 02/15/2030 (Callable 08/15/2027)	1,125,000	1,136,975
4.00%, 05/01/2030 (Callable 05/01/2028)	250,000	254,181
5.00%, 05/15/2030 (Callable 04/22/2026)	25,000	25,014
5.00%, 10/01/2030	750,000	787,548
3.00%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,383,837
5.00%, 10/01/2031 (Callable 10/01/2030)	715,000	747,656
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	504,130
5.00%, 05/15/2032 (Callable 11/15/2028)	1,195,000	1,243,470
5.00%, 10/01/2032 (Callable 10/01/2030)	750,000	781,723
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,076,262
5.00%, 10/01/2033 (Callable 10/01/2030)	1,250,000	1,298,006
5.00%, 03/01/2034 (Callable 03/01/2027)	905,000	913,160
5.00%, 08/15/2034 (Callable 02/15/2027)	110,000	111,527
3.69% (SOFR + 1.15%), 11/01/2034 (Callable 05/02/2026)	2,900,000	2,903,600
5.00%, 10/01/2035 (Callable 10/01/2030)	1,450,000	1,496,088
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	1,001,315
4.13%, 11/15/2037 (Callable 05/02/2026)	300,000	292,899
5.25%, 04/01/2039 (Callable 04/01/2034)	1,180,000	1,235,776
5.25%, 04/01/2043 (Callable 04/01/2034)	1,335,000	1,439,586
2.60%, 08/01/2043 (Callable 04/01/2026) (a)	200,000	200,000
4.80%, 12/01/2043 (Callable 07/01/2033) (a)(b)(c)	2,750,000	2,768,545
Illinois Housing Development Authority
1.70%, 04/01/2031 (Callable 04/01/2029)	1,300,000	1,161,695
2.90%, 08/01/2031 (Callable 05/02/2026)	1,000,000	965,762
2.15%, 10/01/2041 (Callable 04/01/2030)	915,000	675,443
4.45%, 04/01/2042 (Callable 04/01/2036)	3,500,000	3,434,798
2.33%, 04/01/2045 (Callable 04/01/2026) (a)	500,000	500,000
6.50%, 10/01/2045 (Callable 10/01/2033)	2,375,000	2,668,780
4.50%, 10/01/2052 (Callable 10/01/2030)	945,000	963,606
5.25%, 04/01/2053 (Callable 10/01/2032)	4,000,000	4,250,859
6.25%, 10/01/2054 (Callable 10/01/2032)	3,350,000	3,716,001
6.25%, 04/01/2056 (Callable 10/01/2033)	4,000,000	4,523,860
6.25%, 10/01/2056	1,900,000	2,148,118
Illinois Sports Facilities Authority
5.00%, 06/15/2030	1,500,000	1,577,457
5.00%, 06/15/2030 (Callable 06/15/2029)	2,595,000	2,736,978
5.00%, 06/15/2031	2,025,000	2,144,533
5.25%, 06/15/2031 (Callable 04/27/2026)	600,000	610,006
Illinois State Toll Highway Authority, 5.00%, 01/01/2042 (Callable 01/01/2028)	7,590,000	7,753,067
Iroquois County Community Unit School District No 124 Milford
5.00%, 12/01/2031	1,025,000	1,102,626
5.00%, 12/01/2033	985,000	1,071,249
Joliet Park District
5.00%, 02/01/2028	200,000	207,202
5.00%, 02/01/2029	200,000	210,446
5.00%, 02/01/2030	245,000	261,439
5.00%, 02/01/2031	360,000	387,792
5.00%, 02/01/2032	200,000	217,593
Joliet Regional Port District
5.25%, 12/30/2038 (Callable 12/30/2035)	1,085,000	1,196,643
5.25%, 12/30/2039 (Callable 12/30/2035)	1,140,000	1,257,875
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	2,001,251
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 05/02/2026)	415,000	415,073
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.50%, 12/01/2037 (Callable 12/01/2027)	3,000,000	3,073,225
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	760,000	831,808
Lockport Township Fire Protection District
5.25%, 01/01/2043 (Callable 01/01/2035)	970,000	1,043,699
5.25%, 01/01/2044 (Callable 01/01/2035)	525,000	560,430
5.25%, 01/01/2045 (Callable 01/01/2035)	575,000	609,749
5.00%, 01/01/2047 (Callable 01/01/2035)	1,025,000	1,045,166
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	626,787
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	649,877
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	615,467
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2036 (Callable 12/01/2034)	685,000	750,791
5.00%, 12/01/2037 (Callable 12/01/2034)	580,000	632,674
5.00%, 12/01/2038 (Callable 12/01/2034)	830,000	899,210
5.00%, 12/01/2040 (Callable 12/01/2034)	855,000	915,553
5.00%, 12/01/2041 (Callable 12/01/2034)	475,000	504,934
McLean County Community Unit School District No 19 Ridgeview
5.00%, 12/01/2038 (Callable 12/01/2034)	360,000	390,295
5.25%, 12/01/2040 (Callable 12/01/2034)	1,075,000	1,176,395
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026 (e)	200,000	198,825
0.00%, 06/15/2027 (e)	5,400,000	5,206,642
5.50%, 06/15/2029	670,000	697,022
0.00%, 12/15/2034 (e)	2,000,000	1,434,257
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2042 (Callable 12/01/2034)	2,250,000	2,434,682
Monroe & St Clair Counties Community Unit School District No 5 Waterloo, 5.00%, 04/15/2029 (Callable 04/15/2026)	1,630,000	1,631,511
Niles Park District, 3.00%, 12/01/2032 (Callable 05/02/2026)	570,000	562,878
Northeastern Illinois University, 5.75%, 07/01/2045 (Callable 07/01/2035)	650,000	688,865
Northern Illinois University
5.00%, 04/01/2030	450,000	478,643
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	480,609
4.00%, 10/01/2032 (Callable 04/01/2031)	650,000	659,255
5.00%, 04/01/2036 (Callable 04/01/2034)	500,000	534,231
5.00%, 04/01/2037 (Callable 04/01/2034)	600,000	637,473
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	1,956,429
5.00%, 11/01/2035 (Callable 11/01/2026)	1,430,000	1,442,605
Regional Transportation Authority, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,000,000	1,002,583
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	134,910
5.00%, 01/01/2041 (Callable 01/01/2035)	1,505,000	1,586,268
5.00%, 01/01/2043 (Callable 01/01/2035)	1,000,000	1,042,208
5.00%, 01/01/2044 (Callable 01/01/2035)	500,000	517,616
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	100,000	104,788
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,622,690
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	326,913
5.00%, 01/01/2033	260,000	284,950
5.00%, 01/01/2034	275,000	302,511
5.00%, 01/01/2035 (Callable 01/01/2034)	525,000	576,353
5.00%, 01/01/2035 (Callable 01/01/2034)	250,000	272,861
5.00%, 01/01/2036 (Callable 01/01/2034)	265,000	289,295
5.00%, 01/01/2036 (Callable 01/01/2034)	225,000	243,573
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	243,413
Upper Illinois River Valley Development Authority
5.00%, 12/01/2028	75,000	77,934
4.00%, 01/01/2031 (Callable 01/01/2027) (c)	200,000	196,650
Village of Bradley IL
5.00%, 12/15/2040 (Callable 12/15/2034)	1,445,000	1,545,885
5.00%, 12/15/2041 (Callable 12/15/2034)	690,000	734,183
5.00%, 12/15/2042 (Callable 12/15/2034)	1,050,000	1,109,977
Village of Deerfield IL, 2.00%, 12/01/2031 (Callable 12/01/2030)	1,000,000	895,092
Village of Elk Grove Village IL, 5.00%, 01/01/2036 (Callable 01/01/2027)	1,000,000	1,011,500
Village of Gilberts IL Special Service Area No 24, 5.38%, 03/01/2034 (Callable 05/02/2026)	750,790	507,503
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 05/02/2026)	500,000	500,369
Village of Rantoul IL, 5.00%, 01/01/2045 (Callable 01/01/2035)	1,020,000	1,057,297
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	7,000,000	7,219,213
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 04/22/2026)	3,510,000	3,512,937
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028 (e)	310,000	292,334
0.00%, 01/01/2032 (e)	125,000	100,898
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	150,618
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2036 (Callable 01/15/2034)	330,000	361,900
5.00%, 01/15/2037 (Callable 01/15/2034)	350,000	380,598
5.00%, 01/15/2038 (Callable 01/15/2034)	365,000	394,445
5.00%, 01/15/2039 (Callable 01/15/2034)	190,000	204,437
5.00%, 01/15/2040 (Callable 01/15/2034)	200,000	213,486
5.00%, 01/15/2041 (Callable 01/15/2034)	215,000	228,148
5.00%, 01/15/2042 (Callable 01/15/2034)	220,000	232,047
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)	3,000,000	3,112,582
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	105,228
		206,566,117

Indiana - 2.7%
Borden-Henryville Multi-School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2034)	220,000	245,311
5.00%, 07/15/2036 (Callable 07/15/2034)	180,000	199,224
5.00%, 07/15/2037 (Callable 07/15/2034)	230,000	252,794
5.00%, 07/15/2041 (Callable 07/15/2034)	240,000	255,670
5.00%, 07/15/2042 (Callable 07/15/2034)	275,000	291,102
5.00%, 07/15/2045 (Callable 07/15/2034)	1,500,000	1,561,124
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 05/02/2026)	200,000	200,072
City of Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/01/2037 (Callable 10/01/2026)	1,350,000	1,356,515
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 05/02/2026)	1,630,000	1,626,903
Evansville Redevelopment Authority, 4.00%, 02/01/2033 (Callable 02/01/2027)	1,000,000	1,003,290
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	154,723
Gary Chicago International Airport Authority
5.00%, 02/01/2032	225,000	244,336
5.00%, 02/01/2033	330,000	360,743
5.00%, 02/01/2034	370,000	406,440
5.00%, 02/01/2035	390,000	429,810
5.00%, 02/01/2036 (Callable 02/01/2035)	325,000	355,957
Greater Clark Building Corp.
5.00%, 07/15/2037 (Callable 07/15/2035)	370,000	405,811
5.00%, 07/15/2037 (Callable 07/15/2035)	300,000	329,036
5.00%, 07/15/2039 (Callable 07/15/2035)	450,000	487,039
5.00%, 07/15/2041 (Callable 07/15/2035)	480,000	514,082
Griffith Multi-School Building Corp., 5.00%, 07/15/2036 (Callable 07/15/2034)	710,000	777,803
Hammond Local Public Improvement Bond Bank
4.63%, 07/15/2029 (Callable 07/15/2028) (c)	595,000	596,737
5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,569,269
Indiana Finance Authority
5.00%, 09/15/2026	1,015,000	1,020,730
5.00%, 04/01/2028	870,000	893,853
5.00%, 10/01/2029 (Callable 10/01/2027)	655,000	656,939
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	668,586
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	706,066
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	743,357
5.00%, 06/01/2040 (Callable 12/01/2028)	1,000,000	1,018,579
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	783,705
5.25%, 09/01/2042 (Callable 09/01/2035)	700,000	760,502
5.25%, 09/01/2043 (Callable 09/01/2035)	740,000	799,456
5.25%, 09/01/2044 (Callable 09/01/2035)	780,000	836,307
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,732,830
5.00%, 10/01/2064 (Callable 10/01/2028) (a)	3,500,000	3,747,551
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	150,000	150,253
Indiana Housing & Community Development Authority
2.90%, 03/01/2029 (Callable 03/01/2028) (a)	1,630,000	1,625,868
4.55%, 11/01/2041	3,570,000	3,629,696
Indiana Municipal Power Agency, 5.00%, 01/01/2042 (Callable 07/01/2026)	7,000,000	7,005,656
Indiana Secondary Market for Education Loans, Inc.
5.00%, 06/01/2030 (b)	1,040,000	1,083,439
5.00%, 06/01/2031 (b)	1,125,000	1,175,198
5.00%, 06/01/2032 (b)	900,000	942,022
5.00%, 06/01/2034 (b)	560,000	586,379
4.00%, 06/01/2046 (Callable 06/01/2034) (b)	3,000,000	2,853,448
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2036 (Callable 07/15/2032)	2,915,000	3,224,672
Lawrence Township School Building Corp., 2.25%, 07/15/2038 (Callable 07/15/2030)	2,000,000	1,573,157
Merrillville Redevelopment Authority
5.00%, 07/15/2036 (Callable 07/15/2035)	435,000	473,964
5.00%, 07/15/2036 (Callable 07/15/2035)	355,000	386,798
5.00%, 07/15/2037 (Callable 07/15/2035)	460,000	497,024
5.00%, 07/15/2037 (Callable 07/15/2035)	370,000	399,780
5.00%, 07/15/2038 (Callable 07/15/2035)	485,000	521,227
5.00%, 07/15/2038 (Callable 07/15/2035)	385,000	413,757
5.00%, 07/15/2039 (Callable 07/15/2035)	1,015,000	1,085,494
5.00%, 07/15/2039 (Callable 07/15/2035)	815,000	871,603
5.00%, 07/15/2040 (Callable 07/15/2035)	1,065,000	1,127,909
New Albany-Floyd County School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2034)	3,970,000	4,272,439
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)	2,300,000	2,485,180
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	107,074
Perry Township Schools/Marion County IN
5.00%, 01/15/2027	1,750,000	1,779,872
5.00%, 07/15/2027	1,800,000	1,849,673
5.00%, 01/15/2028	1,200,000	1,245,399
Plainfield Redevelopment Authority
3.13%, 08/01/2029 (Callable 05/02/2026)	745,000	727,542
5.00%, 02/01/2030	220,000	234,770
3.13%, 08/01/2030 (Callable 05/02/2026)	770,000	747,270
3.25%, 08/01/2032 (Callable 05/02/2026)	145,000	139,356
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,537,558
Shelbyville Redevelopment Authority, 3.00%, 08/01/2030 (Callable 02/01/2029)	860,000	834,315
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	435,000	431,356
West Lafayette School Building Corp., 5.00%, 01/15/2038 (Callable 07/15/2028)	1,000,000	1,031,107
Westfield Redevelopment Authority, 5.00%, 01/01/2043 (Callable 07/01/2031)	1,550,000	1,608,331
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2034)	580,000	640,114
5.00%, 07/15/2036 (Callable 07/15/2034)	750,000	821,623
5.00%, 07/15/2037 (Callable 07/15/2034)	1,625,000	1,767,828
5.00%, 07/15/2037 (Callable 07/15/2034)	1,535,000	1,669,917
5.00%, 07/15/2037 (Callable 07/15/2034)	800,000	870,315
5.00%, 07/15/2038 (Callable 07/15/2034)	2,335,000	2,524,340
5.00%, 07/15/2038 (Callable 07/15/2034)	1,700,000	1,837,849
5.00%, 07/15/2038 (Callable 07/15/2034)	400,000	432,435
5.00%, 07/15/2039 (Callable 07/15/2034)	500,000	541,447
Whitestown Redevelopment Authority
5.00%, 08/01/2035	690,000	772,946
5.00%, 08/01/2036 (Callable 08/01/2035)	650,000	722,218
5.00%, 08/01/2037 (Callable 08/01/2035)	725,000	799,416
5.00%, 08/01/2038 (Callable 08/01/2035)	550,000	602,281
		90,653,567

Iowa - 1.2%
City of Bondurant IA, 5.00%, 06/01/2044 (Callable 06/01/2033)	4,000,000	4,093,320
City of Coralville IA, 4.50%, 06/01/2032 (Callable 05/02/2026)	2,000,000	1,969,738
City of Le Mars IA Water Revenue
5.00%, 06/01/2038 (Callable 06/01/2033)	1,425,000	1,517,912
5.00%, 06/01/2039 (Callable 06/01/2033)	1,500,000	1,590,440
5.00%, 06/01/2040 (Callable 06/01/2033)	1,575,000	1,662,735
5.00%, 06/01/2043 (Callable 06/01/2033)	1,480,000	1,544,143
City of Stuart IA, 5.00%, 06/01/2039 (Callable 06/01/2032)	575,000	587,067
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	4,000,000	4,006,041
County of Polk IA, 5.00%, 06/01/2037 (Callable 06/01/2032) (b)	2,595,000	2,751,957
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (c)	1,000,000	896,332
6.00%, 11/01/2042 (Callable 11/01/2041) (c)	4,500,000	4,498,453
5.25%, 07/01/2046 (Callable 07/01/2033) (c)	1,380,000	1,382,485
4.00%, 07/01/2047 (Callable 07/01/2028)	100,000	101,093
3.25%, 07/01/2050 (Callable 07/01/2029)	75,000	74,459
5.50%, 07/01/2053 (Callable 01/01/2033)	2,050,000	2,170,599
Iowa Higher Education Loan Authority
5.00%, 10/01/2026	750,000	756,597
5.00%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,006,103
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2027 (b)	580,000	595,740
5.00%, 12/01/2028 (b)	580,000	604,180
5.00%, 12/01/2029 (b)	500,000	527,076
5.00%, 12/01/2030 (b)	950,000	997,258
5.00%, 12/01/2031 (b)	1,000,000	1,052,493
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	247,548
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	256,557
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	170,007
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	470,177
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	533,333
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	5,160,000	5,198,913
		41,262,756

Kansas - 0.9%
City of Andover KS, 3.50%, 10/01/2028 (Callable 04/01/2027)	8,000,000	8,020,010
City of Burlington KS, 4.30%, 03/01/2045 (Callable 04/22/2026) (a)	2,850,000	2,851,520
City of Goddard KS, 4.00%, 10/01/2026 (Callable 05/02/2026)	3,000,000	3,002,916
City of Maize KS, 4.00%, 10/01/2027 (Callable 05/02/2026)	1,560,000	1,562,543
City of Manhattan KS, 3.75%, 06/01/2031 (Callable 11/01/2027)	1,000,000	996,901
City of Wichita KS
3.15%, 02/01/2030 (Callable 06/01/2028) (a)	3,850,000	3,856,509
5.88%, 05/15/2050 (Callable 05/15/2031)	1,065,000	1,021,701
City of Wichita KS Water & Sewer Utility Revenue, 3.50%, 10/01/2028 (Callable 05/02/2026)	1,440,000	1,440,098
Johnson & Miami Counties Unified School District No 230 Spring Hills, 4.00%, 09/01/2032 (Callable 09/01/2027)	1,000,000	1,007,939
Miami County Unified School District No 367 Osawatomie
5.25%, 09/01/2037 (Callable 09/01/2034)	250,000	273,292
5.25%, 09/01/2038 (Callable 09/01/2034)	310,000	337,463
5.25%, 09/01/2039 (Callable 09/01/2034)	485,000	525,283
Wyandotte County-Kansas City Unified Government
0.00%, 12/01/2027 (e)	170,000	159,656
5.50%, 03/01/2046 (Callable 03/01/2031) (c)	2,500,000	2,455,981
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2036 (Callable 09/01/2026)	3,000,000	3,019,355
		30,531,167

Kentucky - 1.8%
City of Columbia KY, 3.25%, 12/01/2028	50,000	48,517
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)	1,905,000	1,900,820
4.70%, 06/01/2054 (Callable 03/03/2027) (a)(b)	2,000,000	2,024,059
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,300,180
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,058,854
Jefferson County School District Finance Corp., 2.00%, 06/01/2033 (Callable 06/01/2028)	3,170,000	2,746,612
Kenton County Airport Board
5.00%, 01/01/2032 (b)	1,750,000	1,902,354
5.00%, 01/01/2033 (b)	3,225,000	3,531,388
5.25%, 01/01/2041 (Callable 01/01/2034) (b)	1,790,000	1,914,900
Kentucky Economic Development Finance Authority
5.00%, 07/01/2028 (Callable 05/02/2026)	2,335,000	2,338,376
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	50,589
5.00%, 08/15/2036 (Callable 08/15/2027)	2,940,000	2,988,738
5.00%, 06/01/2037 (Callable 06/01/2027)	745,000	746,682
5.00%, 07/01/2040 (Callable 05/02/2026)	1,290,000	1,290,687
5.00%, 08/15/2041 (Callable 08/15/2027)	325,000	329,392
Kentucky Housing Corp., 3.15%, 05/01/2030 (Callable 05/01/2028) (a)	1,500,000	1,503,008
Kentucky Municipal Power Agency, 5.00%, 09/01/2029 (Callable 04/27/2026)	1,000,000	1,001,678
Kentucky Public Energy Authority
5.00%, 12/01/2027	700,000	719,686
5.00%, 06/01/2029	700,000	730,349
5.00%, 12/01/2029 (Callable 09/01/2029)	1,000,000	1,049,382
5.00%, 12/01/2032	2,000,000	2,027,989
5.00%, 05/01/2036 (Callable 02/01/2036)	7,000,000	7,366,995
5.25%, 06/01/2055 (Callable 09/01/2029) (a)	5,265,000	5,571,848
Kentucky State Property & Building Commission
5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	202,914
5.00%, 04/01/2037 (Callable 04/01/2027)	2,000,000	2,027,867
5.00%, 04/01/2038 (Callable 04/01/2027)	2,500,000	2,534,747
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	342,969
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	1,775,000	1,791,888
Morehead State University, 5.00%, 04/01/2028 (Callable 05/02/2026)	455,000	455,845
Rural Water Financing Agency
2.63%, 08/01/2028 (Callable 08/01/2026)	1,000,000	982,979
2.88%, 08/01/2028 (Callable 02/01/2027)	5,000,000	4,955,218
University of Louisville
5.00%, 03/01/2033 (Callable 09/01/2026)	1,200,000	1,207,846
5.00%, 03/01/2034 (Callable 09/01/2026)	2,120,000	2,133,149
4.50%, 03/01/2035 (Callable 09/01/2026)	595,000	596,614
4.50%, 03/01/2036 (Callable 09/01/2026)	1,645,000	1,648,792
		63,023,911

Louisiana - 0.7%
City of Shreveport LA
5.00%, 03/01/2034	625,000	679,122
5.00%, 03/01/2035	350,000	380,513
5.25%, 03/01/2036 (Callable 03/01/2035)	325,000	367,599
City of Shreveport LA Water & Sewer Revenue
5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	908,342
5.00%, 12/01/2036 (Callable 12/01/2027)	1,400,000	1,430,608
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,220,000	2,264,006
3.20%, 08/01/2029 (Callable 08/01/2028) (a)	1,200,000	1,201,623
5.00%, 07/01/2046 (Callable 04/22/2026) (a)	1,500,000	1,507,974
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 07/01/2029	1,030,000	1,092,142
3.02%, 04/01/2031 (Callable 05/02/2026) (c)	985,000	984,975
5.00%, 07/01/2031	1,145,000	1,244,466
Louisiana Public Facilities Authority
5.00%, 05/15/2026	1,000,000	1,002,485
5.25%, 10/01/2029	735,000	775,987
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	370,567
5.00%, 07/01/2039 (Callable 07/01/2035)	700,000	761,049
5.00%, 07/01/2040 (Callable 07/01/2035)	700,000	756,905
5.00%, 07/01/2041 (Callable 07/01/2035)	1,075,000	1,156,852
New Orleans Aviation Board
5.00%, 01/01/2029 (Callable 01/01/2027) (b)	750,000	759,795
5.00%, 01/01/2033 (Callable 01/01/2028)	1,930,000	1,988,857
5.00%, 01/01/2034 (Callable 01/01/2028)	1,900,000	1,954,938
Port New Orleans Board of Commissioners, 5.00%, 04/01/2036 (Callable 04/01/2028) (b)	2,220,000	2,261,288
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,566,636
		25,416,729

Maine - 0.5%
Eastern Maine Healthcare Systems, 5.02%, 07/01/2036	11,830,000	8,812,919
Finance Authority of Maine, 5.00%, 12/01/2026 (b)	200,000	202,431
Maine Governmental Facilities Authority, 5.00%, 10/01/2041 (Callable 10/01/2034)	1,500,000	1,620,510
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	100,000	100,543
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,025,125
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,606,145
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,706,949
5.00%, 07/01/2037 (Callable 07/01/2030)	350,000	367,953
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	635,000	656,504
		16,099,079

Maryland - 0.9%
City of Baltimore MD
5.00%, 07/01/2030 (Callable 01/01/2027)	3,000,000	3,046,705
5.00%, 07/01/2032 (Callable 05/02/2026)	2,220,000	2,223,609
5.00%, 07/01/2033 (Callable 05/02/2026)	1,000,000	1,001,545
5.00%, 07/01/2036 (Callable 01/01/2027)	3,000,000	3,029,300
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	2,325,000	2,227,365
Maryland Community Development Administration
0.55%, 09/01/2026	555,000	546,778
3.75%, 03/01/2050 (Callable 03/01/2029)	930,000	930,546
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	103,623
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2027	400,000	409,429
5.00%, 07/01/2041 (Callable 07/01/2035)	400,000	430,745
5.50%, 07/01/2056 (Callable 07/01/2035)	835,000	866,724
Maryland Stadium Authority, 5.00%, 05/01/2036 (Callable 05/01/2028)	2,315,000	2,391,530
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,777,065
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,227,419
State of Maryland, 3.00%, 08/01/2032 (Callable 08/01/2027)	10,000,000	9,897,531
		30,109,914

Massachusetts - 1.6%
Commonwealth of Massachusetts
5.00%, 12/01/2038 (Callable 12/01/2026)	2,680,000	2,710,928
5.25%, 04/01/2047 (Callable 04/01/2027)	5,500,000	5,563,648
Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/01/2042 (Callable 06/01/2027)	3,430,000	3,488,673
Massachusetts Development Finance Agency
3.98%, 10/01/2030	115,000	111,182
6.75%, 10/01/2030	8,750,000	8,923,169
5.00%, 07/01/2035 (Callable 07/01/2026)	2,000,000	2,008,414
5.00%, 07/01/2035 (Callable 07/01/2027)	2,225,000	2,234,199
4.00%, 02/15/2036	6,000,000	6,376,723
5.00%, 07/01/2036 (Callable 07/01/2026)	8,360,000	8,382,217
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	575,994
Massachusetts Educational Financing Authority
4.25%, 07/01/2032 (b)	1,000,000	1,005,870
2.00%, 07/01/2037 (Callable 07/01/2031) (b)	1,825,000	1,487,555
Massachusetts School Building Authority
5.00%, 02/15/2044 (Callable 02/15/2029)	3,545,000	3,683,991
5.25%, 02/15/2048 (Callable 02/15/2028)	1,925,000	1,969,958
Town of Hudson MA, 5.00%, 06/11/2026	2,000,000	2,004,735
University of Massachusetts Building Authority, 5.25%, 11/01/2042 (Callable 11/01/2027)	2,700,000	2,759,439
		53,286,695

Michigan - 1.9%
Betsie Lake Utilities Authority, 5.50%, 09/01/2054 (Callable 03/01/2035)	1,110,000	1,122,166
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 05/02/2026)	265,000	258,938
City of Detroit MI, 6.00%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,122,448
City of Wyandotte MI Electric System Revenue, 5.00%, 10/01/2035 (Callable 05/02/2026)	1,705,000	1,707,696
Elkton-Pigeon-Bay Port Laker Schools
5.00%, 05/01/2042 (Callable 05/01/2035)	500,000	534,796
5.00%, 05/01/2043 (Callable 05/01/2035)	350,000	372,779
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	134,181
Grand Rapids Public Schools, 5.00%, 11/01/2040 (Callable 05/01/2029)	1,800,000	1,849,590
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	3,500,000	3,514,746
Holly Area School District
5.00%, 05/01/2039 (Callable 05/01/2035)	175,000	192,872
5.00%, 05/01/2040 (Callable 05/01/2035)	155,000	169,578
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	374,485
5.00%, 05/01/2042 (Callable 05/01/2035)	365,000	393,777
Howell Public Schools
5.00%, 05/01/2036 (Callable 05/01/2035)	800,000	907,132
5.00%, 05/01/2037 (Callable 05/01/2035)	750,000	839,533
Kalamazoo Hospital Finance Authority, 4.00%, 05/15/2036 (Callable 05/15/2026)	4,965,000	4,973,197
MBS International Airport Revenue, 6.00%, 06/01/2045 (Callable 06/01/2035) (b)	1,000,000	1,023,444
Michigan Finance Authority
5.25%, 02/01/2027	395,000	398,821
4.00%, 01/01/2028 (Callable 04/01/2027)	5,000,000	5,006,259
5.00%, 08/31/2028	490,000	511,611
5.50%, 11/01/2028 (Callable 11/01/2026)	675,000	683,871
5.00%, 02/28/2029	400,000	420,822
5.00%, 08/31/2029	500,000	529,756
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	100,401
5.00%, 05/15/2032 (Callable 05/02/2026)	2,000,000	2,007,429
5.00%, 05/15/2033 (Callable 05/02/2026)	1,265,000	1,269,715
5.00%, 12/01/2034 (Callable 12/01/2027)	1,550,000	1,595,318
5.00%, 12/01/2037 (Callable 12/01/2027)	3,110,000	3,183,255
5.00%, 11/15/2041 (Callable 11/15/2026)	1,000,000	1,005,844
5.00%, 11/01/2043 (Callable 11/01/2028)	1,800,000	1,838,703
Michigan State Housing Development Authority
4.00%, 09/01/2028 (a)	2,000,000	2,027,112
3.70%, 04/01/2030 (Callable 04/22/2026)	2,335,000	2,334,962
6.00%, 06/01/2054 (Callable 06/01/2033)	4,520,000	4,877,210
Michigan State University, 5.00%, 02/15/2044 (Callable 02/15/2029)	2,000,000	2,057,209
Michigan Strategic Fund
4.13%, 08/01/2027 (b)	300,000	302,131
5.00%, 06/30/2032 (Callable 12/31/2028) (b)	1,350,000	1,389,230
4.25%, 12/31/2038 (Callable 12/31/2028) (b)	3,000,000	2,959,501
5.00%, 12/31/2043 (Callable 12/31/2028) (b)	100,000	100,443
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	984,900
Oakland University
5.00%, 07/01/2026	790,000	791,355
5.00%, 07/01/2031 (Callable 07/01/2026)	1,520,000	1,521,797
Van Dyke Public Schools, 5.25%, 05/01/2040 (Callable 05/01/2035)	3,730,000	4,142,877
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	446,081
Wayne County Airport Authority
5.00%, 12/01/2029 (Callable 12/01/2027) (b)	295,000	303,797
5.00%, 12/01/2034 (b)	600,000	658,964
5.00%, 12/01/2035 (b)	700,000	770,463
		63,711,195

Minnesota - 1.0%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	248,986
City of Coon Rapids MN, 5.60%, 12/01/2039	1,731,282	1,901,655
City of Maple Grove MN, 5.00%, 05/01/2031 (Callable 05/01/2027)	500,000	504,561
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 04/22/2026)	200,000	200,098
5.00%, 11/15/2035 (Callable 11/15/2028)	2,000,000	2,075,388
5.00%, 11/15/2053 (Callable 11/15/2029) (a)	1,670,000	1,797,191
City of Virginia MN
5.00%, 12/15/2026 (Callable 05/02/2026)	5,110,000	5,114,933
5.00%, 02/01/2029	355,000	361,258
4.25%, 02/01/2031	425,000	429,333
County of Washington MN, 2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,381,708
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.33%, 08/25/2041 (Callable 08/25/2041) (a)	2,975,275	3,048,789
Fridley Independent School District No 14, 4.00%, 09/30/2026	3,750,000	3,765,920
Housing & Redevelopment Authority of The City of St Paul Minnesota, 4.00%, 09/01/2031 (Callable 05/02/2026)	380,000	376,396
Minnesota Health & Education Facilities Authority, 5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	105,049
Minnesota Housing Finance Agency
5.75%, 07/01/2053 (Callable 01/01/2033)	815,000	865,731
6.25%, 07/01/2054 (Callable 01/01/2033)	860,000	930,564
6.50%, 07/01/2054 (Callable 07/01/2033)	910,000	994,836
Minnesota Municipal Gas Agency
5.00%, 09/01/2032	1,500,000	1,557,646
5.00%, 09/01/2035 (Callable 06/01/2035)	7,000,000	7,212,309
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2042 (Callable 02/01/2032)	1,145,000	1,134,686
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,500,000	1,510,816
		35,517,853

Mississippi - 0.8%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 05/02/2026)	250,000	250,356
City of Oxford MS, 3.50%, 09/01/2029	40,000	38,878
County of Hinds MS
4.00%, 08/01/2027	140,000	139,899
4.63%, 09/01/2054 (Callable 09/01/2029) (c)	6,200,000	5,675,144
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,183,104
Harrison County Utility Authority, 2.15%, 07/01/2038 (Callable 05/02/2026) (c)	1,500,000	1,010,635
Mississippi Development Bank
5.00%, 11/01/2026	780,000	781,504
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	106,015
5.00%, 06/01/2031 (Callable 06/01/2030)	1,250,000	1,340,372
1.48%, 07/01/2031 (Callable 05/02/2026) (c)	1,310,000	1,185,052
5.00%, 06/01/2032 (Callable 06/01/2030)	1,425,000	1,518,269
5.00%, 06/01/2034 (Callable 06/01/2030)	1,445,000	1,526,007
5.00%, 11/01/2034 (Callable 11/01/2027)	1,830,000	1,875,365
5.00%, 03/01/2036	3,000,000	3,140,713
5.25%, 03/01/2036 (Callable 03/01/2028)	45,000	45,477
3.63%, 11/01/2036 (Callable 11/01/2030) (c)	1,500,000	1,409,693
3.50%, 11/01/2047 (Callable 11/01/2027)	35,000	23,978
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	133,564
3.50%, 06/01/2033 (Callable 12/01/2032)	200,000	195,949
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	406,143
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	426,599
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	439,051
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	281,813
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	428,839
4.00%, 12/01/2043 (Callable 12/01/2026)	15,000	15,027
4.65%, 12/01/2044 (Callable 06/01/2033)	2,000,000	1,992,293
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2035 (Callable 05/02/2026)	1,955,000	1,957,528
5.00%, 10/15/2036 (Callable 10/15/2028)	1,000,000	1,031,437
Vicksburg Warren School District, 5.00%, 03/01/2028	270,000	276,598
		28,835,302

Missouri - 2.4%
Boonville School District No R-1
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,547,069
5.00%, 03/01/2044 (Callable 03/01/2029)	1,400,000	1,436,504
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,507,811
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	200,000	201,280
City of Sikeston MO
5.00%, 09/01/2031	740,000	791,656
5.00%, 09/01/2032	775,000	833,043
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	113,580
City of University City MO
5.00%, 04/01/2027	590,000	601,924
5.00%, 04/01/2028	525,000	545,344
5.00%, 04/01/2030	660,000	704,536
5.00%, 04/01/2031	715,000	771,507
5.00%, 04/01/2032	700,000	763,166
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	600,690
Cole County Reorganized School District No 2, 5.00%, 03/01/2040 (Callable 03/01/2029)	1,150,000	1,179,934
County of Phelps MO, 6.00%, 12/01/2055 (Callable 12/01/2035)	2,500,000	2,613,768
County of Platte MO, 3.00%, 03/01/2027 (Callable 05/02/2026)	200,000	197,589
County of St Louis MO, 2.00%, 12/01/2034 (Callable 12/01/2028)	1,000,000	825,186
Hannibal Industrial Development Authority
5.00%, 10/01/2027	965,000	963,556
5.00%, 10/01/2029 (Callable 10/01/2027)	960,000	967,831
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2027	810,000	809,573
5.00%, 09/01/2027	150,000	151,829
5.00%, 02/01/2030 (Callable 05/02/2026)	160,000	160,166
4.00%, 08/01/2030 (Callable 05/02/2026)	670,000	665,869
5.00%, 05/01/2031	1,195,000	1,251,691
5.00%, 05/01/2031	1,175,000	1,230,742
4.00%, 02/01/2032 (Callable 02/01/2029)	360,000	361,303
5.00%, 02/01/2034 (Callable 04/22/2026)	1,500,000	1,531,510
5.00%, 09/01/2034 (Callable 09/01/2029)	1,315,000	1,313,144
4.00%, 05/01/2035 (Callable 05/01/2033)	730,000	694,971
5.00%, 05/15/2036 (Callable 05/15/2026)	3,790,000	3,797,010
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,539,101
5.00%, 11/15/2042 (Callable 11/15/2027)	3,040,000	3,083,003
Kansas City Industrial Development Authority
5.00%, 03/01/2031 (Callable 03/01/2030) (b)	2,720,000	2,876,447
5.00%, 03/01/2035 (Callable 03/01/2029) (b)	3,020,000	3,126,000
5.00%, 03/01/2036 (Callable 03/01/2029) (b)	3,030,000	3,127,217
Kansas City Municipal Assistance Corp., 0.00%, 04/15/2031 (e)	625,000	529,334
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)	1,175,000	1,234,959
Missouri Development Finance Board
5.00%, 12/01/2033	250,000	279,562
5.00%, 12/01/2034 (Callable 12/01/2033)	300,000	331,050
5.00%, 12/01/2035 (Callable 12/01/2033)	430,000	470,578
5.00%, 12/01/2039 (Callable 12/01/2033)	625,000	668,563
5.50%, 12/01/2040 (Callable 12/01/2033)	560,000	614,707
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2027	585,000	600,693
5.00%, 06/01/2028	650,000	681,548
5.00%, 06/01/2028	615,000	644,319
5.00%, 06/01/2030	715,000	776,322
5.00%, 06/01/2030	680,000	736,927
5.00%, 06/01/2030	360,000	384,961
5.00%, 06/01/2031	755,000	831,132
5.00%, 06/01/2031	710,000	778,022
5.00%, 06/01/2031	695,000	750,096
5.00%, 06/01/2032	790,000	879,991
5.00%, 06/01/2032	750,000	829,644
5.00%, 06/01/2032	730,000	794,658
Missouri Southern State University, 4.00%, 10/01/2044 (Callable 10/01/2031)	1,480,000	1,393,354
Orchard Farm R-V School District/MO, 5.25%, 04/01/2043 (Callable 04/01/2029)	2,695,000	2,782,125
Platte County R-III School District, 6.25%, 03/01/2043 (Callable 03/01/2035)	2,050,000	2,365,798
Scott County Reorganized School District No R-IV
5.00%, 04/15/2035 (Callable 04/15/2031)	330,000	346,458
5.00%, 04/15/2039 (Callable 04/15/2031)	200,000	206,515
5.00%, 04/15/2045 (Callable 04/15/2031)	535,000	540,616
St Louis County School District No R-7 Kirkwood, 2.00%, 02/15/2034 (Callable 02/15/2028)	670,000	563,197
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	55,000	55,030
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,007,994
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,509,758
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	946,585
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	42,684
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	600,644
St Louis Municipal Finance Corp.
0.00%, 07/15/2029 (c)(e)	1,000,000	890,228
0.00%, 07/15/2030 (c)(e)	1,400,000	1,196,698
0.00%, 07/15/2030 (c)(e)	1,215,000	1,038,563
5.00%, 10/01/2038 (Callable 10/01/2027)	2,500,000	2,541,631
5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,019,830
St Louis School District, 4.00%, 04/01/2029 (Callable 05/02/2026)	1,000,000	1,000,842
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	1,000,000	1,015,592
Warren County School District No R-III, 5.00%, 03/01/2040 (Callable 03/01/2030)	2,700,000	2,774,015
		81,540,773

Montana - 0.1%
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	115,000	91,794
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,696,947
		1,788,741

Nebraska - 0.6%
Central Plains Energy Project
5.00%, 05/01/2054 (Callable 08/01/2029) (a)	1,500,000	1,586,509
5.00%, 08/01/2055 (Callable 05/01/2031) (a)	5,800,000	6,139,580
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	864,433
City of Gretna NE
5.00%, 12/15/2035 (Callable 09/19/2030)	450,000	474,372
5.00%, 12/15/2037 (Callable 09/19/2030)	485,000	504,172
5.00%, 12/15/2038 (Callable 09/19/2030)	325,000	336,503
City of Lincoln NE, 3.37%, 01/10/2048 (Callable 01/01/2028) (a)	3,450,000	3,471,588
City of Wayne NE, 5.00%, 12/15/2038 (Callable 10/16/2030)	1,805,000	1,874,980
County of Perkins NE, 4.00%, 12/15/2026 (Callable 04/02/2026)	1,100,000	1,100,000
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 05/02/2026)	315,000	315,268
Madison County Hospital Authority No 1
5.00%, 07/01/2027	585,000	595,979
5.00%, 07/01/2032 (Callable 04/22/2026)	500,000	500,119
Nebraska Public Power District, 5.00%, 01/01/2037 (Callable 05/02/2026)	1,000,000	1,001,122
Omaha Public Power District, 5.00%, 02/01/2042 (Callable 12/01/2027)	1,765,000	1,796,111
Public Power Generation Agency, 5.00%, 01/01/2040 (Callable 07/01/2026)	1,000,000	1,003,570
		21,564,306

Nevada - 0.2%
Las Vegas Redevelopment Agency
3.13%, 06/15/2033 (Callable 06/15/2026)	50,000	45,824
3.25%, 06/15/2034 (Callable 06/15/2026)	990,000	901,759
Las Vegas Valley Water District, 5.00%, 06/01/2041 (Callable 06/01/2026)	1,455,000	1,460,918
Nevada Housing Division
2.60%, 04/01/2046 (Callable 10/01/2030)	1,250,000	924,206
7.50%, 04/01/2049 (Callable 10/01/2033)	1,500,000	1,784,593
Sparks Tourism Improvement District No 1, 3.88%, 06/15/2028	1,275,000	1,278,847
		6,396,147

New Hampshire - 1.5%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	8,400,000	3,944,787
4.50%, 10/01/2033	2,750,000	2,843,078
4.38%, 09/20/2036	2,564,524	2,579,047
4.00%, 10/20/2036	1,904,150	1,875,889
5.75%, 04/01/2039 (Callable 04/01/2033) (b)	270,000	292,081
4.17%, 01/20/2041	1,981,887	1,918,180
4.95%, 02/20/2041 (a)	4,487,696	4,592,974
5.75%, 04/01/2041 (Callable 04/01/2033) (b)	305,000	327,589
4.22%, 11/20/2042 (a)	10,435,173	10,016,794
4.13%, 04/20/2043 (Callable 03/01/2035) (a)	3,300,000	3,206,251
5.25%, 06/01/2045 (Callable 06/01/2035)	2,000,000	2,083,324
4.16%, 10/01/2051 (a)	1,978,583	1,894,736
New Hampshire Health and Education Facilities Authority Act
5.00%, 07/01/2036 (Callable 01/01/2028)	3,095,000	3,178,218
3.30%, 06/01/2038 (Callable 05/01/2027) (a)	2,000,000	2,005,158
3.30%, 06/01/2040 (Callable 05/01/2027) (a)	5,000,000	5,012,895
New Hampshire Housing Finance Authority
3.70%, 01/01/2027 (Callable 07/01/2026)	3,560,000	3,566,980
3.15%, 07/01/2027 (Callable 08/01/2026)	1,375,000	1,376,409
3.20%, 01/01/2028 (Callable 01/01/2027)	1,250,000	1,251,182
		51,965,572

New Jersey - 1.3%
Hillsborough Township School District, 2.00%, 07/15/2034 (Callable 07/15/2027)	1,445,000	1,209,519
Lacey Township Board of Education
1.00%, 03/15/2031	1,220,000	1,066,347
1.00%, 03/15/2032	1,270,000	1,075,841
Madison Borough Board of Education, 1.00%, 08/15/2029	2,850,000	2,649,765
New Jersey Economic Development Authority, 5.63%, 01/01/2052 (Callable 05/02/2026) (b)	1,000,000	1,000,709
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 05/02/2026)	70,000	70,117
5.00%, 07/01/2026 (Callable 05/14/2026)	595,000	596,698
5.00%, 07/01/2027	150,000	152,483
5.00%, 07/01/2028	125,000	128,836
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 05/02/2026)	1,095,000	1,115,471
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (b)	1,775,000	1,830,170
5.00%, 12/01/2027 (Callable 12/01/2026) (b)	1,400,000	1,416,272
5.00%, 12/01/2028 (Callable 06/01/2028) (b)	1,000,000	1,038,058
4.00%, 12/01/2041 (Callable 12/01/2030) (b)	4,000,000	3,942,298
4.00%, 12/01/2044 (Callable 12/01/2033) (b)	285,000	267,880
4.25%, 12/01/2045 (Callable 12/01/2034) (b)	2,990,000	2,953,551
4.50%, 12/01/2045 (Callable 12/01/2035) (b)	6,000,000	6,007,760
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,000,000	3,000,995
3.45%, 10/01/2026 (b)	920,000	921,528
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (e)	235,000	230,535
5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,007,887
5.00%, 12/15/2035 (Callable 12/15/2028)	5,000,000	5,219,638
New Jersey Turnpike Authority, 5.00%, 01/01/2027	2,500,000	2,547,576
Newark Housing Authority, 4.50%, 01/01/2028	235,000	238,860
River Dell Regional School District
1.00%, 09/01/2029	765,000	709,806
1.00%, 09/01/2030	800,000	721,111
1.00%, 09/01/2031	825,000	724,005
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	733,862
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 04/27/2026)	35,000	34,973
3.50%, 01/01/2032 (Callable 04/27/2026)	100,000	99,813
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)	750,000	728,911
Township of Freehold NJ, 1.00%, 10/15/2031 (Callable 10/15/2028)	975,000	842,236
		45,283,511

New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	967,691
New Mexico Mortgage Finance Authority, 2.70%, 09/01/2047 (Callable 03/01/2031)	1,635,000	1,181,319
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	359,370
		2,508,380

New York - 5.4%
Albany Capital Resource Corp.
5.00%, 07/01/2029 (Callable 07/01/2027)	1,500,000	1,521,061
5.00%, 05/01/2031 (Callable 05/02/2026)	125,000	125,107
5.25%, 05/01/2044 (Callable 05/01/2035)	1,000,000	1,084,824
5.25%, 05/01/2045 (Callable 05/01/2035)	2,000,000	2,145,367
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	193,957
Build NYC Resource Corp.
4.00%, 12/01/2031 (Callable 12/01/2029) (c)	1,770,000	1,732,298
5.50%, 12/01/2056 (Callable 12/01/2035)	1,200,000	1,245,304
City of Amsterdam NY, 4.38%, 03/03/2027 (Callable 09/04/2026)	4,700,278	4,717,840
City of Ithaca NY, 4.25%, 02/12/2027	4,000,000	4,027,163
City of Little Falls NY, 4.75%, 09/17/2026	1,550,000	1,554,533
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	346,246
City of Mount Vernon NY, 4.50%, 12/23/2026 (c)	1,000,000	1,005,020
City of New York NY
5.00%, 12/01/2034 (Callable 12/01/2026)	5,710,000	5,781,351
5.25%, 02/01/2048 (Callable 08/01/2035)	2,000,000	2,099,009
City of Poughkeepsie NY
4.00%, 04/15/2028	230,000	230,163
4.00%, 04/15/2030	250,000	249,226
Clinton County Capital Resource Corp.
5.00%, 07/01/2035 (Callable 07/01/2034) (c)	1,000,000	1,103,366
5.00%, 07/01/2037 (Callable 07/01/2034) (c)	1,000,000	1,086,892
4.75%, 07/01/2043 (Callable 07/01/2034) (c)	1,475,000	1,499,081
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)	180,000	180,691
Empire State Development Corp.
5.00%, 03/15/2034 (Callable 09/15/2027)	3,500,000	3,594,283
5.00%, 03/15/2041 (Callable 09/15/2029)	5,305,000	5,536,841
Huntington Local Development Corp., 4.00%, 07/01/2027	270,000	266,650
Jamestown City School District, 4.00%, 07/17/2026	2,450,000	2,459,929
Long Island Power Authority
5.00%, 09/01/2041 (Callable 09/01/2026)	1,915,000	1,926,242
5.00%, 09/01/2042 (Callable 09/01/2027)	2,500,000	2,553,295
3.00%, 09/01/2055 (Callable 03/01/2028) (a)	6,000,000	6,003,601
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027) (a)	2,000,000	2,049,128
4.84%, 11/01/2040	2,598,183	2,677,720
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	1,026,124
3.10%, 11/01/2045 (Callable 02/01/2030) (a)	5,000,000	4,962,033
2.10%, 11/01/2046 (Callable 07/01/2029) (a)	4,655,000	4,494,752
5.30%, 11/01/2053 (Callable 11/01/2031)	1,000,000	1,010,014
3.80%, 11/01/2063 (Callable 06/01/2027) (a)	3,140,000	3,166,403
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)	2,500,000	2,557,705
5.25%, 06/15/2037 (Callable 06/15/2027)	3,140,000	3,222,447
5.00%, 06/15/2038 (Callable 06/15/2027)	3,000,000	3,067,800
5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	206,010
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)	1,900,000	1,994,803
5.00%, 07/15/2034 (Callable 07/15/2027)	2,500,000	2,562,582
4.00%, 07/15/2038 (Callable 07/15/2028)	200,000	200,584
5.00%, 07/15/2045 (Callable 07/15/2028)	3,500,000	3,581,148
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)	2,780,000	2,888,410
5.00%, 05/01/2035 (Callable 05/01/2028)	3,700,000	3,837,301
5.00%, 05/01/2036 (Callable 05/01/2029)	1,065,000	1,118,449
5.00%, 11/01/2036 (Callable 11/01/2029)	13,000,000	13,730,770
5.00%, 02/01/2037 (Callable 02/01/2031)	4,015,000	4,286,360
5.25%, 08/01/2037 (Callable 08/01/2028)	2,000,000	2,083,078
5.00%, 05/01/2040 (Callable 11/01/2034)	4,000,000	4,347,015
5.50%, 11/01/2045 (Callable 11/01/2032)	5,000,000	5,357,061
New York State Dormitory Authority
5.00%, 03/15/2040 (Callable 09/15/2028)	5,745,000	5,939,494
5.00%, 02/15/2042 (Callable 08/15/2027)	4,000,000	4,071,009
New York State Housing Finance Agency
1.65%, 05/15/2039	2,278,329	1,860,442
1.75%, 11/01/2044 (Callable 04/01/2026) (a)	1,200,000	1,200,000
3.35%, 06/15/2054 (Callable 04/15/2027) (a)	1,000,000	1,002,739
3.30%, 05/01/2065 (Callable 05/01/2028) (a)	1,500,000	1,502,672
3.38%, 05/01/2065 (Callable 04/01/2029) (a)	10,000,000	10,014,497
New York Transportation Development Corp.
5.00%, 12/01/2027	100,000	103,519
6.00%, 06/30/2050 (Callable 06/30/2034) (b)	9,500,000	10,175,459
Onondaga Civic Development Corp.
3.63%, 10/01/2028 (Callable 05/02/2026)	205,000	195,319
5.00%, 10/01/2029 (Callable 05/02/2026)	280,000	274,180
4.13%, 10/01/2035 (Callable 05/02/2026)	1,210,000	1,043,301
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	183,407
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	351,096
Port Authority of New York & New Jersey
5.00%, 07/15/2030 (b)	100,000	108,063
5.00%, 11/15/2032 (Callable 11/15/2026) (b)	1,000,000	1,010,933
5.00%, 11/15/2034 (Callable 11/15/2026) (b)	1,000,000	1,010,191
5.00%, 05/01/2035 (Callable 05/02/2026) (b)	1,000,000	1,001,309
5.00%, 11/15/2037 (Callable 11/15/2027) (b)	850,000	864,322
Saratoga County Capital Resource Corp., 5.00%, 07/01/2037 (Callable 07/01/2035)	680,000	766,812
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	130,000	129,791
Town of Ramapo NY
4.00%, 05/15/2027 (Callable 05/02/2026)	20,000	20,002
3.00%, 11/01/2027 (Callable 04/22/2026)	100,000	97,615
4.13%, 05/15/2028 (Callable 05/02/2026)	135,000	135,038
Town of Watertown NY
5.25%, 04/09/2026 (Callable 04/02/2026)	2,000,000	2,000,710
4.75%, 04/08/2027	5,000,000	5,054,242
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2036 (Callable 05/15/2027)	1,565,000	1,595,393
Village of Attica NY, 3.75%, 03/26/2027 (Callable 09/25/2026)	3,815,000	3,817,826
Washingtonville Central School District, 1.00%, 06/15/2033 (Callable 06/15/2027)	535,000	434,315
		184,660,733

North Carolina - 0.4%
Durham Housing Authority
3.20%, 01/01/2044 (Callable 02/01/2028) (a)	1,600,000	1,599,203
3.20%, 01/01/2044 (Callable 07/01/2028) (a)	1,000,000	1,002,933
North Carolina Housing Finance Agency
3.15%, 02/01/2030 (Callable 02/01/2027) (a)	1,500,000	1,501,339
4.00%, 07/01/2050 (Callable 01/01/2029)	1,315,000	1,324,930
6.25%, 01/01/2055 (Callable 07/01/2032)	900,000	971,212
North Carolina Turnpike Authority, 5.00%, 01/01/2040 (Callable 01/01/2029)	2,000,000	2,054,076
Raleigh Durham Airport Authority, 5.00%, 05/01/2034 (Callable 05/01/2027) (b)	3,500,000	3,558,097
Raleigh Housing Authority, 3.15%, 01/01/2044 (Callable 08/01/2028) (a)	1,000,000	1,002,490
		13,014,280

North Dakota - 0.8%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 04/22/2026)	10,160,000	10,162,080
City of Grand Forks ND, 5.00%, 12/01/2029	950,000	989,492
City of Horace ND
3.00%, 05/01/2027 (Callable 05/02/2026)	115,000	113,367
3.00%, 05/01/2029 (Callable 05/02/2026)	730,000	698,587
5.00%, 05/01/2030	225,000	239,421
5.00%, 05/01/2033	495,000	535,022
5.00%, 05/01/2035	325,000	353,582
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,545,473
5.38%, 05/01/2050 (Callable 05/01/2033)	800,000	810,056
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 05/02/2026)	210,000	185,837
City of Mayville ND
5.25%, 05/01/2038 (Callable 05/01/2031)	1,325,000	1,346,286
5.00%, 05/01/2044 (Callable 05/01/2031)	1,825,000	1,777,999
North Dakota Housing Finance Agency
5.00%, 07/01/2042 (Callable 07/01/2033)	1,000,000	1,066,911
4.25%, 01/01/2049 (Callable 01/01/2028)	65,000	65,354
Williston Basin School District No 7
5.00%, 08/01/2033 (Callable 08/01/2032)	970,000	1,077,009
5.00%, 08/01/2036 (Callable 08/01/2032)	1,815,000	1,975,858
4.00%, 08/01/2039 (Callable 08/01/2032)	2,080,000	2,075,936
4.00%, 08/01/2040 (Callable 08/01/2032)	1,865,000	1,846,243
		26,864,513

Ohio - 3.7%
Apollo Joint Vocational School District, 5.00%, 12/01/2041 (Callable 12/01/2027)	3,150,000	3,207,325
Bedford City School District
5.50%, 12/01/2041 (Callable 06/01/2032)	1,325,000	1,439,034
5.50%, 12/01/2042 (Callable 06/01/2032)	3,540,000	3,828,212
5.50%, 12/01/2043 (Callable 06/01/2032)	4,430,000	4,767,117
City of Chillicothe OH, 5.00%, 12/01/2037 (Callable 12/01/2027)	1,750,000	1,767,696
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026) (b)	1,210,000	1,224,177
City of Marysville OH, 4.13%, 03/09/2027	1,461,000	1,473,462
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2033 (Callable 08/01/2032)	1,200,000	1,296,898
5.00%, 11/15/2039 (Callable 11/15/2032)	1,365,000	1,447,621
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,430,671
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 04/17/2026)	265,000	263,226
3.00%, 11/01/2028 (Callable 04/17/2026)	275,000	272,832
5.00%, 12/01/2035 (Callable 12/01/2032)	1,900,000	1,973,807
4.63%, 08/01/2042 (Callable 08/01/2034)	1,100,000	1,091,213
Columbus-Franklin County Finance Authority, 3.19%, 06/01/2044 (Callable 11/01/2028) (a)	3,000,000	3,009,500
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	103,914
County of Fayette OH, 5.25%, 12/01/2045 (Callable 12/01/2034)	3,000,000	3,219,042
County of Franklin OH, 2.63%, 12/01/2046 (a)	6,250,000	6,248,845
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2028	1,000,000	1,062,930
County of Hardin OH, 4.00%, 05/01/2026	55,000	54,943
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	187,739
5.25%, 09/01/2049 (Callable 09/01/2034)	1,430,000	1,432,612
Cuyahoga Metropolitan Housing Authority, 2.00%, 12/01/2031 (Callable 12/01/2028)	3,420,000	3,015,029
Dayton-Montgomery County Port Authority, 3.20%, 01/01/2044 (Callable 07/01/2028) (a)	3,000,000	3,008,799
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	2,635,000	2,350,899
Green Local School District/Summit County, 5.50%, 11/01/2059 (Callable 11/01/2030)	7,500,000	7,706,050
Kings Local School District, 5.50%, 12/01/2062 (Callable 06/01/2032)	2,000,000	2,083,181
Lorain Metropolitan Housing Authority, 3.22%, 06/01/2029 (Callable 12/01/2027) (a)	3,500,000	3,504,503
Margaretta Local School District
5.50%, 10/01/2047 (Callable 10/01/2032)	2,375,000	2,476,728
5.50%, 10/01/2050 (Callable 10/01/2032)	1,625,000	1,680,817
Northeast Ohio Medical University, 5.00%, 12/01/2026	100,000	101,070
Ohio Air Quality Development Authority
3.70%, 07/01/2028 (b)	1,250,000	1,258,460
3.70%, 10/01/2028 (b)	3,000,000	3,022,263
4.00%, 09/01/2030 (a)	2,150,000	2,172,188
Ohio Higher Educational Facility Commission
5.00%, 12/01/2032	1,190,000	1,239,536
4.50%, 05/01/2036 (Callable 05/02/2026)	1,000,000	995,687
Ohio Housing Finance Agency
5.00%, 05/01/2027 (Callable 05/01/2026) (a)	500,000	500,868
2.75%, 10/01/2029 (Callable 04/01/2028) (a)	1,720,000	1,702,410
6.00%, 03/01/2032	400,000	462,701
6.00%, 09/01/2033	280,000	328,962
6.00%, 03/01/2034	250,000	294,674
4.70%, 01/01/2043	1,750,000	1,760,586
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	397,937
3.20%, 01/01/2046 (Callable 04/01/2028) (a)	1,500,000	1,504,696
4.50%, 03/01/2050 (Callable 09/01/2028)	520,000	525,862
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2036 (Callable 12/01/2029)	5,300,000	5,615,712
Port of Greater Cincinnati Development Authority, 5.00%, 12/01/2050 (Callable 12/01/2035)	750,000	759,263
Reynoldsburg City School District, 4.92%, 09/01/2030	3,650,000	3,813,714
State of Ohio
5.00%, 12/31/2026 (Callable 05/02/2026) (b)	1,000,000	1,001,832
5.00%, 12/31/2027 (Callable 05/02/2026) (b)	950,000	951,683
5.00%, 10/01/2031	2,180,000	2,410,353
5.00%, 01/15/2032	4,000,000	4,367,862
5.00%, 12/01/2032	1,400,000	1,567,964
5.00%, 12/01/2033	900,000	1,017,769
5.00%, 12/01/2034	1,000,000	1,132,921
2.55%, 11/01/2035 (a)	1,950,000	1,949,742
5.00%, 12/01/2035	1,150,000	1,310,559
5.00%, 12/31/2035 (Callable 05/02/2026) (b)	1,700,000	1,701,416
5.00%, 12/01/2036	1,000,000	1,141,470
5.00%, 12/31/2039 (Callable 05/02/2026) (b)	2,030,000	2,030,004
Summit County Development Finance Authority
5.00%, 07/01/2034	515,000	561,195
5.00%, 07/01/2035	440,000	480,087
5.00%, 07/01/2036 (Callable 07/01/2035)	360,000	390,505
5.00%, 07/01/2037 (Callable 07/01/2035)	475,000	511,335
5.00%, 07/01/2038 (Callable 07/01/2035)	495,000	529,223
5.00%, 07/01/2039 (Callable 07/01/2035)	430,000	456,127
5.75%, 12/01/2053 (Callable 12/01/2033)	750,000	781,889
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)	1,005,000	1,021,718
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)	2,000,000	2,006,693
University of Cincinnati
5.00%, 06/01/2030	585,000	635,220
5.00%, 06/01/2031	620,000	682,582
5.00%, 06/01/2032	500,000	556,718
Village of Bluffton OH, 5.00%, 12/01/2031 (Callable 12/01/2027)	565,000	578,678
Warren County Port Authority, 5.00%, 12/01/2034	4,225,000	4,447,174
		127,308,130

Oklahoma - 2.1%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	1,080,000	1,164,553
Cache Educational Facilities Authority, 5.00%, 09/01/2034 (Callable 09/01/2033)	1,185,000	1,279,129
Caddo County Educational Facilities Authority, 3.50%, 09/01/2029	1,550,000	1,518,977
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,802,518
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	2,000,000	2,009,910
Cleveland Educational Facilities Authority
5.00%, 09/01/2026	200,000	201,509
5.00%, 09/01/2027	285,000	292,222
5.00%, 09/01/2028	260,000	270,611
5.00%, 09/01/2029	280,000	294,995
5.00%, 09/01/2030	330,000	350,575
5.00%, 09/01/2031	350,000	374,788
5.00%, 09/01/2033	565,000	612,925
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	2,885,000	3,047,143
Elk City Industrial Authority, 3.00%, 05/01/2039 (Callable 05/01/2029)	1,195,000	1,001,222
Lawton Industrial Development Authority
5.00%, 07/01/2037 (Callable 07/01/2033)	1,250,000	1,353,049
5.00%, 07/01/2038 (Callable 07/01/2033)	805,000	868,061
5.00%, 07/01/2039 (Callable 07/01/2033)	750,000	804,036
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	532,419
5.00%, 07/01/2042 (Callable 07/01/2034)	300,000	317,045
5.00%, 07/01/2043 (Callable 07/01/2034)	300,000	315,212
5.00%, 07/01/2044 (Callable 07/01/2034)	405,000	423,014
5.00%, 07/01/2045 (Callable 07/01/2034)	300,000	311,314
5.00%, 07/01/2046 (Callable 07/01/2034)	400,000	412,850
Love County Educational Facilities Authority
3.00%, 12/01/2036 (Callable 12/01/2031)	1,000,000	869,512
4.75%, 09/01/2037 (Callable 09/01/2034)	1,135,000	1,112,197
Mcintosh County Educational Facilities Authority
5.00%, 09/01/2032	535,000	570,657
5.00%, 09/01/2033	480,000	513,001
5.00%, 09/01/2034	800,000	851,248
5.00%, 09/01/2036 (Callable 09/01/2035)	795,000	835,316
Muskogee County Public Safety Authority
4.00%, 12/01/2028	810,000	821,395
4.00%, 12/01/2029	870,000	884,639
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	280,856
4.00%, 09/01/2031 (Callable 09/01/2029)	760,000	764,590
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,497,448
Nowata County Educational Facilities Authority
5.00%, 09/01/2027	255,000	260,608
5.00%, 09/01/2028	280,000	289,974
5.00%, 09/01/2029	310,000	324,254
5.00%, 09/01/2030	670,000	707,275
5.00%, 09/01/2031	725,000	770,103
5.00%, 09/01/2032	300,000	319,819
5.00%, 09/01/2033	430,000	460,420
5.00%, 09/01/2036 (Callable 09/01/2035)	420,000	442,295
5.00%, 09/01/2037 (Callable 09/01/2035)	1,170,000	1,222,849
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	1,290,000	1,232,219
Oklahoma County Finance Authority
5.00%, 09/01/2031	2,250,000	2,346,216
5.00%, 09/01/2035	3,750,000	3,863,448
Oklahoma Development Finance Authority, 2.85%, 08/15/2031 (Callable 04/01/2026) (a)	1,950,000	1,950,000
Oklahoma Turnpike Authority
5.00%, 01/01/2042 (Callable 01/01/2036)	1,750,000	1,902,154
5.00%, 01/01/2043 (Callable 01/01/2027)	1,500,000	1,514,375
5.50%, 01/01/2053 (Callable 01/01/2032)	7,960,000	8,367,847
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	1,955,000	1,914,366
Payne County Economic Development Authority, 4.25%, 09/01/2034	945,000	919,392
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	200,647
4.00%, 09/01/2030	400,000	409,844
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026	4,000,000	4,000,000
2.00%, 04/01/2027	2,800,000	2,779,577
Tulsa Industrial Authority, 5.00%, 10/01/2031 (Callable 05/17/2026)	4,310,000	4,316,231
Tulsa Public Facilities Authority, 3.00%, 06/01/2029 (Callable 05/02/2026)	355,000	353,908
		70,426,757

Oregon - 1.4%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	3,000,000	3,256,024
City of Cottage Grove OR, 4.00%, 09/01/2029 (Callable 09/01/2027)	470,000	475,909
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/02/2026)	2,250,000	2,252,448
City of Redmond OR
5.00%, 06/01/2033 (b)	1,200,000	1,313,363
5.50%, 06/01/2052 (Callable 06/01/2035) (b)	1,000,000	1,039,381
Clackamas County School District No 12 North Clackamas, 5.00%, 06/15/2037 (Callable 06/15/2027)	1,000,000	1,019,766
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	2,500,000	2,559,218
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032) (e)	110,000	113,789
0.00%, 06/01/2037 (Callable 06/01/2032) (e)	345,000	348,457
0.00%, 12/01/2046 (Callable 06/01/2032) (e)	1,315,000	1,273,910
Hillsboro School District No 1J, 5.00%, 06/15/2036 (Callable 06/15/2027)	2,000,000	2,041,914
Lane County School District No 40 Creswell
0.00%, 06/15/2033 (e)	400,000	306,675
0.00%, 06/15/2038 (Callable 06/15/2033) (e)	1,675,000	966,126
Marion County School District No 1 Gervais/OR, 5.25%, 06/15/2049 (Callable 06/15/2034)	3,815,000	4,038,302
Metro/OR, 5.00%, 06/15/2042 (Callable 06/15/2027)	2,000,000	2,029,804
Oregon Health & Science University
5.00%, 07/01/2034 (Callable 07/01/2026)	1,400,000	1,406,414
5.00%, 07/01/2046 (Callable 11/01/2031) (a)	1,150,000	1,246,284
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	1,000,000	1,012,118
Oregon State Facilities Authority
5.00%, 10/01/2027 (Callable 10/01/2026)	125,000	125,548
5.00%, 10/01/2028	150,000	155,189
5.00%, 10/01/2032 (Callable 10/01/2026)	2,050,000	2,050,856
Oregon State Lottery
5.25%, 04/01/2042 (Callable 04/01/2035)	1,105,000	1,234,580
5.25%, 04/01/2043 (Callable 04/01/2035)	1,500,000	1,665,501
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 04/22/2026) (c)	9,150,000	9,149,615
State of Oregon
5.25%, 06/01/2044 (Callable 06/01/2035)	1,160,000	1,278,763
5.25%, 06/01/2045 (Callable 06/01/2035)	1,700,000	1,856,749
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 05/02/2026) (b)	70,000	69,674
3.60%, 07/01/2034 (Callable 05/02/2026)	700,000	692,931
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	828,093
4.00%, 07/01/2047 (Callable 07/01/2026)	135,000	134,994
3.50%, 01/01/2051 (Callable 01/01/2029)	125,000	124,422
Washington & Multnomah Counties School District No 48J Beaverton, 5.00%, 06/15/2035 (Callable 06/15/2027)	1,000,000	1,022,270
Washington County School District No 13 Banks
0.00%, 06/15/2028 (e)	400,000	373,051
0.00%, 06/15/2029 (e)	450,000	405,549
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 04/22/2026)	100,000	99,884
		47,967,571

Pennsylvania - 5.1%
Allegheny County Hospital Development Authority
5.00%, 04/01/2034 (Callable 04/01/2028)	2,550,000	2,631,047
5.00%, 04/01/2035 (Callable 04/01/2028)	1,200,000	1,235,805
5.00%, 04/01/2036 (Callable 04/01/2028)	2,725,000	2,804,205
Allentown City School District, 5.00%, 02/01/2032 (Callable 08/01/2029)	1,545,000	1,627,981
Bethlehem Area School District, 5.00%, 08/01/2035 (Callable 02/01/2033)	750,000	822,225
Bucks County Industrial Development Authority
5.00%, 07/01/2028	2,020,000	2,088,021
5.00%, 07/01/2029	1,050,000	1,098,458
5.00%, 07/01/2032 (Callable 07/01/2031)	1,000,000	1,060,947
5.00%, 07/01/2033 (Callable 07/01/2031)	1,150,000	1,214,772
5.00%, 07/01/2035 (Callable 07/01/2031)	1,100,000	1,152,103
Central Bradford Progress Authority, 3.04%, 12/01/2041 (Callable 04/01/2026) (a)	875,000	875,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 04/22/2026)	45,000	45,001
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,000,000	2,009,786
5.00%, 08/01/2030 (Callable 05/02/2026)	130,000	130,055
5.00%, 08/01/2035 (Callable 05/02/2026)	730,000	730,046
5.00%, 08/01/2045 (Callable 05/02/2026)	675,000	638,191
Chichester School District
5.00%, 09/15/2037 (Callable 09/15/2031)	1,225,000	1,311,954
5.25%, 09/15/2038 (Callable 09/15/2031)	3,205,000	3,464,381
City of Bradford PA
4.00%, 11/01/2026 (Callable 05/02/2026)	415,000	415,351
4.00%, 11/01/2027 (Callable 05/02/2026)	370,000	370,274
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	370,000	379,410
City of Hazleton PA, 5.00%, 09/15/2040 (Callable 09/15/2030)	2,000,000	2,053,816
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,000,000	3,055,924
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027) (b)	1,500,000	1,532,906
5.00%, 07/01/2031 (Callable 07/01/2027) (b)	1,250,000	1,276,201
5.00%, 07/01/2033 (Callable 07/01/2027) (b)	2,500,000	2,547,246
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 10/01/2043 (Callable 10/01/2028)	2,000,000	2,057,069
City of York PA
5.00%, 11/15/2026	205,000	206,419
5.00%, 11/15/2027	1,975,000	2,009,665
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,212,834
Commonwealth Financing Authority, 5.00%, 06/01/2034 (Callable 06/01/2028)	3,030,000	3,132,818
Commonwealth of Pennsylvania, 5.00%, 08/15/2034	5,000,000	5,684,458
County of Allegheny PA, 5.00%, 11/01/2041 (Callable 11/01/2026)	1,230,000	1,236,801
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 05/02/2026)	50,000	48,475
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 05/02/2026)	50,000	50,056
Dauphin County General Authority, 5.00%, 06/01/2035 (Callable 06/01/2026)	1,800,000	1,804,295
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (c)	390,000	390,254
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	4,250,000	4,267,645
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	6,000,000	5,309,220
Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/2042 (Callable 07/01/2027)	3,250,000	3,296,904
Derry Area School District
5.00%, 10/01/2039 (Callable 04/01/2033)	780,000	832,833
5.00%, 10/01/2040 (Callable 04/01/2033)	820,000	872,598
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 05/02/2026)	1,510,000	1,510,868
Erie Sewer Authority, 5.00%, 12/01/2041 (Callable 12/01/2033)	1,800,000	1,897,858
Geisinger Authority
5.00%, 04/01/2035 (Callable 04/01/2030)	365,000	384,945
5.00%, 02/15/2039 (Callable 02/15/2027)	2,150,000	2,173,143
Health Care Facilities Authority of Sayre, 3.29% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 05/02/2026)	1,995,000	1,979,161
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	354,307
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	288,537
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	290,315
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2046 (Callable 11/01/2029)	3,500,000	3,539,403
Latrobe Industrial Development Authority, 5.00%, 03/01/2036	1,290,000	1,334,499
Mars Area School District, 0.00%, 09/01/2026 (e)	105,000	103,516
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	460,000	464,689
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	863,924
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026) (b)	3,655,000	3,666,933
5.00%, 12/15/2039 (Callable 06/15/2031)	2,000,000	2,080,412
3.00%, 08/01/2045 (a)(b)	4,000,000	3,999,232
3.25%, 04/01/2049 (a)(b)	1,500,000	1,499,880
5.00%, 03/15/2060 (Callable 09/15/2031) (a)	4,500,000	4,861,927
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2027	1,100,000	1,117,138
0.00%, 01/01/2031 (e)	1,405,000	1,183,717
0.00%, 01/01/2037 (e)	3,495,000	2,237,740
Pennsylvania Higher Education Assistance Agency
4.50%, 06/01/2043 (Callable 06/01/2031) (b)	875,000	872,933
4.75%, 06/01/2046 (Callable 06/01/2034) (b)	3,680,000	3,580,537
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2033 (Callable 11/01/2027)	390,000	394,538
5.00%, 05/01/2035 (Callable 05/02/2026)	2,000,000	2,000,808
5.00%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,250,452
5.00%, 08/15/2042 (Callable 08/15/2027)	2,500,000	2,530,113
5.00%, 08/15/2049 (Callable 08/15/2029)	1,000,000	1,016,733
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 05/02/2026)	155,000	136,488
4.90%, 06/01/2041	2,695,000	2,707,110
5.50%, 10/01/2053	1,180,000	1,243,063
6.25%, 10/01/2053 (Callable 04/01/2033)	1,745,000	1,882,486
6.25%, 10/01/2056 (Callable 04/01/2034)	3,600,000	4,030,316
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)	865,000	909,066
5.00%, 12/01/2036 (Callable 12/01/2027)	1,935,000	1,987,807
5.13%, 12/01/2039 (Callable 06/01/2029)	555,000	579,350
5.00%, 12/01/2040 (Callable 12/01/2027)	425,000	434,337
5.13%, 12/01/2040 (Callable 06/01/2029)	45,000	46,725
5.00%, 12/01/2041 (Callable 12/01/2027)	845,000	863,376
5.50%, 12/01/2042 (Callable 12/01/2026)	1,835,000	1,854,893
4.90%, 12/01/2044 (Callable 12/01/2026)	1,435,000	1,444,346
5.00%, 12/01/2044 (Callable 12/01/2029)	2,000,000	2,065,675
5.00%, 12/01/2045 (Callable 06/01/2032) (a)	3,500,000	3,881,736
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,778,810
Philadelphia Gas Works Co.
5.00%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,011,520
5.00%, 10/01/2034 (Callable 10/01/2026)	400,000	404,229
Philadelphia Municipal Authority
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,010,562
5.00%, 04/01/2039 (Callable 04/01/2027)	1,000,000	1,010,189
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 05/02/2026)	90,000	90,166
Reading School District
0.00%, 01/15/2027 (e)	50,000	48,556
5.00%, 03/01/2037 (Callable 03/01/2027)	1,750,000	1,768,680
5.00%, 03/01/2038 (Callable 03/01/2027)	1,000,000	1,010,551
Ridley School District
4.00%, 10/15/2032	1,525,000	1,568,274
4.00%, 10/15/2033	600,000	615,583
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,062,157
5.00%, 09/01/2034 (Callable 09/01/2028)	1,000,000	1,042,587
5.00%, 09/01/2043 (Callable 09/01/2028)	1,500,000	1,537,548
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2030	555,000	596,091
State Public School Building Authority
5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,237
5.00%, 06/01/2032 (Callable 12/01/2026)	4,825,000	4,889,136
5.00%, 12/01/2032 (Callable 12/01/2026)	1,600,000	1,620,737
5.00%, 06/01/2033 (Callable 12/01/2026)	4,850,000	4,911,249
Suburban Lancaster Sewer Authority, 5.00%, 06/15/2035 (Callable 06/15/2029)	1,100,000	1,155,655
Upper Darby School District/PA
5.00%, 04/01/2041 (Callable 04/01/2031)	305,000	321,885
5.00%, 04/01/2042 (Callable 04/01/2031)	320,000	336,474
5.00%, 04/01/2044 (Callable 04/01/2031)	350,000	364,080
West York Area School District, 5.00%, 04/01/2038 (Callable 04/01/2032)	1,250,000	1,327,548
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	720,355
York County Industrial Development Authority/PA, 4.00%, 06/01/2029 (Callable 05/02/2026) (b)	795,000	795,046
		173,541,387

Rhode Island - 0.6%
Providence Public Building Authority
5.00%, 09/15/2038 (Callable 09/15/2029)	2,470,000	2,543,919
5.25%, 09/15/2043 (Callable 09/15/2034)	1,000,000	1,073,477
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 05/02/2026)	500,000	500,342
Rhode Island Commerce Corp., 5.00%, 07/01/2034 (Callable 07/01/2028)	500,000	517,951
Rhode Island Health and Educational Building Corp.
4.00%, 05/15/2028 (Callable 05/15/2026)	380,000	380,474
5.00%, 05/15/2039 (Callable 05/15/2027)	2,520,000	2,553,622
5.50%, 05/15/2047 (Callable 05/15/2032)	3,965,000	4,175,209
5.50%, 05/15/2049 (Callable 05/15/2034)	3,000,000	3,195,773
Rhode Island Housing & Mortgage Finance Corp.
1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	134,042
2.10%, 10/01/2035 (Callable 10/01/2029)	590,000	479,890
2.35%, 10/01/2044 (Callable 04/01/2030)	1,000,000	736,452
3.35%, 10/01/2055 (Callable 10/01/2026) (a)	1,000,000	1,001,743
Rhode Island Student Loan Authority
5.00%, 12/01/2028 (b)	1,175,000	1,221,548
5.00%, 12/01/2031 (b)	3,350,000	3,552,031
		22,066,473

South Carolina - 1.5%
Charleston Housing Authority, 5.00%, 12/01/2041 (Callable 12/01/2034)	1,450,000	1,495,594
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	504,792
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	997,000	998,711
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 04/15/2026)	500,000	500,511
5.75%, 11/15/2029 (Callable 05/02/2026)	1,000,000	1,000,142
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	130,031
4.00%, 03/15/2031	55,000	50,743
5.00%, 05/01/2033 (Callable 05/01/2028)	1,750,000	1,812,557
5.25%, 08/15/2033 (Callable 08/15/2026)	350,000	351,795
5.00%, 05/01/2034 (Callable 05/01/2028)	1,435,000	1,483,356
3.00%, 03/15/2035 (Callable 03/15/2031)	105,000	80,279
3.00%, 03/15/2039 (Callable 03/15/2031)	40,000	26,760
3.00%, 03/15/2040 (Callable 03/15/2031)	20,000	12,964
5.00%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,030,622
5.25%, 08/15/2046 (Callable 08/15/2026)	2,930,000	2,932,720
2.50%, 03/15/2051 (Callable 03/15/2031)	345,000	164,186
South Carolina Public Service Authority
5.00%, 12/01/2031 (Callable 06/01/2026)	2,320,000	2,327,676
5.00%, 12/01/2031 (Callable 06/01/2026)	1,120,000	1,124,556
5.00%, 12/01/2032	2,025,000	2,031,886
5.00%, 12/01/2032	975,000	978,966
5.00%, 12/01/2032 (Callable 06/01/2026)	315,000	315,997
5.00%, 12/01/2032 (Callable 06/01/2026)	150,000	150,610
5.00%, 12/01/2037 (Callable 06/01/2026)	3,345,000	3,351,801
5.00%, 12/01/2037 (Callable 12/01/2026)	2,000,000	2,016,593
5.00%, 12/01/2038 (Callable 06/01/2026)	2,795,000	2,800,259
5.00%, 12/01/2040 (Callable 12/01/2034)	2,100,000	2,280,370
5.50%, 12/01/2054 (Callable 12/01/2034)	1,540,000	1,627,080
South Carolina State Housing Finance & Development Authority
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	1,125,000	1,147,300
3.15%, 11/01/2043 (Callable 05/01/2028) (a)	2,225,000	2,227,733
6.50%, 07/01/2055 (Callable 07/01/2033)	3,970,000	4,497,536
6.00%, 07/01/2056 (Callable 07/01/2034)	4,800,000	5,338,451
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2040 (Callable 10/01/2027)	3,205,000	3,266,078
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2026 (e)	650,000	638,499
0.00%, 10/01/2031 (e)	500,000	401,395
		50,098,549

South Dakota - 0.7%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	250,000	238,437
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	101,872
5.00%, 09/01/2040 (Callable 09/01/2027)	7,250,000	7,318,326
5.00%, 11/01/2051 (Callable 11/01/2031) (a)	3,000,000	3,262,150
South Dakota Housing Development Authority
2.05%, 11/01/2041 (Callable 05/01/2030)	1,660,000	1,209,837
6.25%, 05/01/2055 (Callable 05/01/2032)	1,855,000	2,000,778
6.25%, 05/01/2056 (Callable 11/01/2033)	7,000,000	7,909,802
Viborg-Hurley School District No 60-6
5.00%, 08/01/2040 (Callable 08/01/2033)	540,000	574,409
5.00%, 08/01/2044 (Callable 08/01/2033)	680,000	705,988
		23,321,599

Tennessee - 2.3%
Bartlett Industrial Development Board, 6.20%, 07/01/2049 (Callable 07/01/2036) (c)	5,000,000	5,019,255
City of Chattanooga TN Electric Revenue, 5.00%, 09/01/2039 (Callable 09/01/2031)	780,000	831,626
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,811,399
5.00%, 04/01/2036 (Callable 04/22/2026)	2,000,000	2,000,893
Cleveland Health & Educational Facilities Board, 4.20%, 05/01/2040	2,975,000	2,896,085
Greeneville Health & Educational Facilities Board, 5.00%, 07/01/2037 (Callable 07/01/2028)	4,000,000	4,119,634
Industrial Development Board Of The City Of Kingsport Tennessee, 2.95%, 09/01/2029 (a)	2,000,000	1,992,172
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2029 (Callable 09/01/2026)	325,000	326,503
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	928,832
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	100,383
3.30%, 12/01/2043 (a)	646,000	649,069
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	49,775
5.00%, 07/01/2035 (Callable 07/01/2026)	7,325,000	7,350,869
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	865,729
Metropolitan Nashville Airport Authority
5.00%, 07/01/2037 (Callable 01/01/2036) (b)	1,875,000	2,056,210
5.00%, 07/01/2038 (Callable 01/01/2036) (b)	2,030,000	2,210,273
5.00%, 07/01/2041 (Callable 01/01/2036) (b)	1,750,000	1,871,735
New Memphis Arena Public Building Authority, 4.00%, 04/01/2030	765,000	795,987
Rutherford County Health & Educational Facilities Board
5.00%, 07/01/2036 (Callable 07/01/2035)	620,000	668,540
5.00%, 07/01/2038 (Callable 07/01/2035)	735,000	783,483
5.00%, 07/01/2040 (Callable 07/01/2035)	420,000	441,222
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2030 (Callable 05/01/2027)	1,440,000	1,462,315
5.00%, 05/01/2035 (Callable 05/01/2027)	3,665,000	3,699,313
Tennergy Corp./TN
5.50%, 12/01/2028	1,000,000	1,042,390
5.50%, 10/01/2053 (Callable 09/01/2030) (a)	1,000,000	1,063,019
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	75,000	75,918
5.00%, 11/01/2034 (Callable 08/01/2034)	13,600,000	14,512,117
5.00%, 05/01/2053 (Callable 02/01/2028) (a)	10,500,000	10,830,328
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 04/22/2026)	1,205,000	1,200,289
2.05%, 07/01/2036 (Callable 07/01/2030)	415,000	336,027
2.90%, 07/01/2039 (Callable 01/01/2029)	605,000	520,939
3.85%, 07/01/2043 (Callable 07/01/2027)	1,475,000	1,375,955
4.00%, 07/01/2048 (Callable 01/01/2027)	325,000	325,710
4.50%, 07/01/2049 (Callable 01/01/2028)	10,000	10,098
6.25%, 01/01/2054 (Callable 07/01/2032)	1,395,000	1,507,982
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026) (a)	3,561,000	3,602,277
		79,334,351

Texas - 11.8%
Argyle Independent School District
5.00%, 08/15/2037 (Callable 08/15/2035)	925,000	1,026,259
5.00%, 08/15/2038 (Callable 08/15/2035)	910,000	1,002,656
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 05/02/2026)	1,675,000	1,676,737
5.00%, 02/15/2032 (Callable 05/02/2026)	1,500,000	1,501,224
Aubrey Independent School District
5.00%, 02/15/2038 (Callable 02/15/2035)	805,000	882,978
5.00%, 02/15/2039 (Callable 02/15/2035)	1,700,000	1,852,609
Austin Convention Enterprises, Inc., 5.00%, 01/01/2028 (Callable 01/01/2027)	700,000	703,996
Austin Independent School District, 5.25%, 08/01/2049 (Callable 08/01/2034)	1,115,000	1,176,684
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,935,580
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,327,305
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	825,000	868,258
Blue Ridge Independent School District
5.25%, 02/15/2045 (Callable 02/15/2035)	750,000	801,372
5.25%, 02/15/2050 (Callable 02/15/2035)	495,000	521,076
5.50%, 02/15/2055 (Callable 02/15/2035)	1,500,000	1,595,414
Boerne Independent School District
3.85%, 12/01/2043 (a)	2,805,000	2,844,804
4.00%, 02/01/2054 (a)	1,320,000	1,343,966
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2029 (b)	1,250,000	1,295,847
5.00%, 04/01/2030 (b)	2,000,000	2,087,628
2.35%, 04/01/2040 (Callable 04/01/2030) (b)	5,000	4,952
4.00%, 04/01/2045 (Callable 04/01/2034) (b)	3,395,000	3,030,114
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	785,000	786,402
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 05/02/2026)	105,000	105,028
City of Austin TX, 4.00%, 09/01/2034 (Callable 09/01/2029)	1,215,000	1,243,669
City of Austin TX Airport System Revenue
5.00%, 11/15/2031 (Callable 11/15/2026) (b)	920,000	929,548
5.00%, 11/15/2034 (Callable 11/15/2026) (b)	3,200,000	3,227,156
5.00%, 11/15/2034 (Callable 11/15/2032) (b)	2,000,000	2,163,376
5.00%, 11/15/2035 (Callable 11/15/2026) (b)	1,805,000	1,819,184
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2038 (Callable 11/15/2030)	1,200,000	1,268,455
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2026	250,000	252,315
5.00%, 09/01/2027	200,000	205,775
City of Brownsville TX
5.00%, 02/15/2027	250,000	255,262
5.00%, 02/15/2028	225,000	234,949
5.00%, 02/15/2029	400,000	424,772
5.00%, 02/15/2030	520,000	560,446
5.00%, 02/15/2031	585,000	638,606
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	109,126
City of Celina TX
5.00%, 09/01/2026	411,000	414,481
5.00%, 09/01/2027	278,000	285,832
5.00%, 09/01/2033 (Callable 09/01/2032)	562,000	605,301
5.00%, 09/01/2034 (Callable 09/01/2032)	376,000	402,905
5.00%, 09/01/2035 (Callable 09/01/2032)	318,000	338,914
City of Dallas Housing Finance Corp.
5.00%, 08/01/2027 (Callable 08/01/2026) (a)	1,785,000	1,797,177
5.00%, 07/01/2042 (Callable 01/01/2027) (a)	1,570,000	1,593,369
City of Dallas TX Hotel Occupancy Tax Revenue, 4.00%, 08/15/2028 (Callable 08/15/2026)	2,000,000	2,005,699
City of El Paso TX, 4.00%, 08/15/2032 (Callable 08/15/2026)	2,000,000	2,005,444
City of Fort Worth TX
5.00%, 09/01/2031	744,000	800,509
5.00%, 09/01/2032 (Callable 09/01/2031)	785,000	839,288
5.00%, 09/01/2033 (Callable 09/01/2031)	826,000	878,157
5.00%, 09/01/2034 (Callable 09/01/2031)	870,000	923,055
City of Godley TX
5.25%, 08/15/2041 (Callable 08/15/2034)	1,990,000	2,140,796
5.25%, 08/15/2042 (Callable 08/15/2034)	1,095,000	1,169,930
5.25%, 08/15/2043 (Callable 08/15/2034)	1,205,000	1,277,078
5.25%, 08/15/2044 (Callable 08/15/2034)	1,170,000	1,235,420
5.25%, 08/15/2045 (Callable 08/15/2034)	2,395,000	2,513,935
City of Houston TX, 5.00%, 03/01/2031 (Callable 03/01/2027)	2,385,000	2,429,739
City of Houston TX Airport System Revenue
5.00%, 07/01/2032 (Callable 07/01/2028) (b)	2,820,000	2,919,060
5.00%, 07/01/2032 (Callable 07/01/2028) (b)	120,000	124,215
5.00%, 07/01/2035 (Callable 07/01/2028) (b)	1,400,000	1,439,088
5.00%, 07/01/2038 (Callable 07/01/2028)	1,010,000	1,043,431
5.00%, 07/01/2039 (Callable 07/01/2028)	3,000,000	3,093,658
5.00%, 07/01/2041 (Callable 07/01/2028) (b)	750,000	761,813
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 04/24/2026)	765,000	766,141
City of Kyle TX
5.00%, 08/15/2041 (Callable 08/15/2034)	525,000	559,830
5.00%, 08/15/2043 (Callable 08/15/2034)	625,000	659,198
5.00%, 08/15/2044 (Callable 08/15/2034)	585,000	613,039
City of Levelland TX, 5.00%, 08/15/2036 (Callable 08/15/2032)	355,000	380,693
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	475,000	505,949
City of Magnolia TX, 5.70%, 09/01/2046 (c)	450,000	460,345
City of Odessa TX, 4.00%, 03/01/2039 (Callable 03/01/2028)	1,000,000	906,883
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)	1,250,000	1,336,534
City of San Antonio TX, 3.00%, 08/01/2029 (Callable 08/01/2028)	3,000,000	3,002,856
City of San Antonio TX Electric & Gas Systems Revenue
5.25%, 02/01/2043 (Callable 08/01/2033)	2,515,000	2,731,697
5.50%, 02/01/2049 (Callable 08/01/2034)	5,000,000	5,359,946
3.00%, 02/01/2055 (a)	2,000,000	1,982,328
3.08%, 02/01/2055 (a)	5,000,000	4,991,017
City of San Marcos TX, 5.00%, 08/15/2038 (Callable 08/15/2027)	1,000,000	1,017,546
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	700,000	704,636
5.00%, 04/01/2029	1,000,000	1,057,971
3.95%, 12/01/2032 (Callable 05/02/2026)	200,000	199,870
4.25%, 12/01/2034 (Callable 05/02/2026)	375,000	374,992
5.00%, 04/01/2035 (Callable 04/01/2034)	425,000	468,761
5.00%, 04/01/2036 (Callable 04/01/2034)	360,000	394,191
5.00%, 04/01/2037 (Callable 04/01/2034)	435,000	472,996
5.00%, 04/01/2038 (Callable 04/01/2034)	475,000	512,958
5.00%, 04/01/2039 (Callable 04/01/2034)	400,000	429,739
5.00%, 04/01/2040 (Callable 04/01/2034)	625,000	667,948
5.00%, 04/01/2041 (Callable 04/01/2034)	475,000	504,819
5.00%, 04/01/2042 (Callable 04/01/2034)	525,000	553,799
5.00%, 04/01/2043 (Callable 04/01/2034)	675,000	705,219
4.00%, 02/15/2055 (a)	7,500,000	7,755,024
Collin County Municipal Utility District No 1, 6.25%, 02/15/2032	3,415,000	3,743,319
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	583,314
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,149,233
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,372,846
5.00%, 09/01/2038 (Callable 10/01/2029)	620,000	639,659
County of Travis TX, 5.00%, 03/01/2039 (Callable 03/01/2029)	1,090,000	1,130,299
County of Wise TX
5.00%, 08/15/2026	330,000	331,607
5.00%, 08/15/2027	505,000	514,555
Dallas Fort Worth International Airport
5.00%, 11/01/2032 (b)	2,000,000	2,187,839
4.00%, 11/01/2038 (Callable 11/01/2030)	100,000	100,517
Dallas Independent School District
5.00%, 02/15/2055 (a)	4,500,000	4,893,537
5.00%, 02/15/2055 (a)	3,625,000	3,879,658
Dallas Metrocare Services, 5.00%, 11/01/2028	925,000	976,091
Denton Independent School District, 4.00%, 08/15/2055 (a)	2,000,000	2,055,683
Eagle Mountain & Saginaw Independent School District
4.00%, 08/01/2050 (a)	3,055,000	3,100,118
4.00%, 08/01/2050 (a)	30,000	30,525
Ector County Independent School District, 4.00%, 08/15/2049 (a)	3,020,000	3,066,261
El Paso Independent School District, 5.00%, 08/15/2038 (Callable 08/15/2026)	2,875,000	2,900,461
EP Cimarron Ventanas PFC
4.00%, 12/01/2034	1,600,000	1,587,952
4.13%, 12/01/2039 (Callable 12/01/2034)	2,000,000	1,945,309
EP La Privada PFC, 4.50%, 06/01/2040 (Callable 06/01/2035)	1,600,000	1,593,452
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)	1,825,000	1,822,195
Flour Bluff Independent School District, 5.00%, 08/15/2035 (Callable 02/15/2035)	1,400,000	1,575,886
Forney Independent School District
5.25%, 08/15/2044 (Callable 08/15/2035)	1,300,000	1,409,033
5.25%, 08/15/2045 (Callable 08/15/2035)	1,500,000	1,611,788
Fort Bend County Municipal Utility District No 146, 3.13%, 09/01/2032 (Callable 05/02/2026)	300,000	291,471
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	9,000,000	9,137,649
Fourth Ward Redevelopment Authority
5.00%, 09/01/2030	255,000	273,009
5.00%, 09/01/2031	325,000	350,518
5.00%, 09/01/2032	315,000	340,932
5.00%, 09/01/2033	250,000	272,222
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040 (a)	2,915,440	2,887,977
Frisco Independent School District, 0.00%, 08/15/2029 (e)	100,000	89,809
FW Chaparral PFC
4.00%, 10/01/2035 (Callable 10/01/2032)	3,800,000	3,702,265
5.00%, 10/01/2035 (Callable 10/01/2032)	5,970,000	6,276,253
Gainesville Independent School District
5.25%, 02/15/2047 (Callable 08/15/2035)	1,770,000	1,882,000
5.25%, 02/15/2048 (Callable 08/15/2035)	925,000	979,700
Galena Park Independent School District, 0.00%, 08/15/2026 (e)	1,525,000	1,509,162
Generation Park Management District, 4.00%, 09/01/2028 (Callable 05/02/2026)	125,000	125,095
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 05/02/2026)	95,000	91,857
Grand Parkway Transportation Corp.
5.00%, 10/01/2037 (Callable 04/01/2028)	4,145,000	4,267,562
5.75%, 10/01/2044 (Callable 10/01/2028)	2,500,000	2,623,732
5.80%, 10/01/2046 (Callable 10/01/2028)	3,000,000	3,132,247
5.85%, 10/01/2047 (Callable 10/01/2028)	3,000,000	3,129,979
5.00%, 10/01/2052 (Callable 01/01/2028) (a)	4,000,000	4,134,613
Greater Texoma Utility Authority, 5.00%, 10/01/2039 (Callable 10/01/2032)	1,000,000	1,059,038
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	713,099
7.00%, 09/15/2031	545,000	647,227
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	243,847
Harris County Cultural Education Facilities Finance Corp.
4.00%, 11/15/2029 (Callable 05/15/2026)	285,000	285,238
4.00%, 10/01/2036 (Callable 10/01/2029)	3,000,000	3,006,058
5.00%, 05/15/2050 (Callable 05/15/2030) (a)	3,000,000	3,234,254
5.00%, 11/15/2054 (Callable 02/15/2032) (a)	9,450,000	10,136,872
Harris County Municipal Utility District No 165
5.00%, 03/01/2035 (Callable 03/01/2031)	665,000	712,967
5.00%, 03/01/2036 (Callable 03/01/2031)	690,000	735,989
Harris County Municipal Utility District No 406, 3.63%, 09/01/2034 (Callable 09/01/2028)	380,000	363,100
Huffman Independent School District, 5.25%, 02/15/2041 (Callable 02/15/2035)	1,065,000	1,166,692
Hunt Memorial Hospital District Charitable Health, 6.00%, 02/15/2041 (Callable 02/15/2036)	1,985,000	2,047,107
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)	3,000,000	3,148,358
Katy Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2027)	1,950,000	1,969,391
Kaufman County Municipal Utility District No 7, 3.75%, 09/01/2032 (Callable 05/02/2026)	295,000	295,081
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,045,737
La Feria Independent School District/TX
5.00%, 02/15/2045 (Callable 02/15/2035)	480,000	502,308
5.25%, 02/15/2050 (Callable 02/15/2035)	795,000	836,879
Lake Dallas Independent School District, 0.00%, 08/15/2026 (e)	2,000,000	1,980,032
Las Varas Public Facility Corp., 4.25%, 10/01/2035 (Callable 10/01/2032)	2,000,000	1,958,340
Leander Independent School District
0.00%, 08/15/2027 (e)	1,275,000	1,224,751
0.00%, 08/15/2032 (e)	600,000	485,758
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028) (a)	4,000,000	4,008,021
Love Field Airport Modernization Corp., 5.00%, 11/01/2029 (Callable 05/02/2026) (b)	2,140,000	2,143,191
Lower Colorado River Authority, 5.00%, 05/15/2039 (Callable 05/15/2029)	1,000,000	1,034,689
Matagorda County Navigation District No 1, 4.55%, 05/01/2030 (b)	1,025,000	1,064,869
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	164,474
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	383,352
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	316,739
6.50%, 09/01/2030 (Callable 09/01/2029)	360,000	398,981
6.50%, 09/01/2031 (Callable 09/01/2029)	380,000	420,027
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	187,320
Melissa Independent School District
5.00%, 02/01/2029	175,000	185,322
5.00%, 02/01/2031	250,000	272,946
Midway Independent School District/McLennan County, 4.00%, 08/15/2034 (Callable 08/15/2029)	2,155,000	2,197,345
Mission Economic Development Corp., 2.88%, 07/01/2040 (a)(b)	2,000,000	1,998,921
New Hope Cultural Education Facilities Finance Corp.
4.63%, 10/01/2030 (Callable 10/01/2026)	1,500,000	1,475,522
5.25%, 10/01/2030 (Callable 10/01/2026)	1,000,000	989,574
4.00%, 08/15/2033 (Callable 08/15/2027)	3,450,000	3,464,611
4.00%, 08/15/2034 (Callable 08/15/2027)	2,215,000	2,220,551
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045 (Callable 06/01/2031) (b)	1,825,000	1,769,578
4.50%, 06/01/2046 (Callable 06/01/2034) (b)	4,000,000	3,959,781
North Texas Tollway Authority
0.00%, 01/01/2035 (e)	3,240,000	2,375,239
0.00%, 01/01/2036 (e)	1,690,000	1,180,439
5.00%, 01/01/2043 (Callable 01/01/2028)	8,490,000	8,698,029
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	435,963
Odessa Junior College District
5.25%, 07/01/2044 (Callable 07/01/2034)	300,000	320,426
5.25%, 07/01/2045 (Callable 07/01/2034)	320,000	338,827
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 05/02/2026)	2,500,000	2,501,701
Perryton Independent School District, 5.00%, 08/15/2036 (Callable 08/15/2034)	640,000	708,388
Ponder Independent School District, 4.00%, 02/15/2051 (a)	2,000,000	2,030,366
Port Arthur Housing Authority, 3.90%, 04/01/2036 (Callable 04/01/2035)	2,000,000	2,002,645
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2032 (Callable 10/01/2028) (b)	1,400,000	1,458,730
5.00%, 10/01/2033 (Callable 10/01/2028) (b)	2,980,000	3,098,527
5.00%, 10/01/2035 (Callable 10/01/2028) (b)	2,000,000	2,070,193
5.00%, 10/01/2037 (Callable 10/01/2028) (b)	3,425,000	3,528,234
5.00%, 10/01/2038 (Callable 10/01/2028) (b)	3,500,000	3,598,020
Port Freeport TX
5.00%, 06/01/2028 (Callable 05/02/2026) (b)	1,090,000	1,091,539
5.00%, 06/01/2029 (Callable 05/02/2026) (b)	1,145,000	1,146,557
Port Neches-Groves Independent School District/TX, 2.00%, 02/15/2034 (Callable 02/15/2029)	2,115,000	1,825,446
Pottsboro Higher Education Finance Corp., 5.00%, 08/15/2046 (Callable 08/15/2026)	1,000,000	924,375
Pottsboro Independent School District/TX
5.00%, 02/15/2040 (Callable 02/15/2032)	1,200,000	1,268,730
4.00%, 02/15/2052 (a)	3,600,000	3,653,200
Prosper Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2028)	2,000,000	2,057,148
PSC/TX, 3.75%, 12/01/2040	2,190,000	2,190,560
Rio Hondo Independent School District, 5.00%, 02/15/2028	775,000	810,283
San Angelo Independent School District, 5.00%, 02/15/2035	3,500,000	3,985,637
San Antonio Education Facilities Corp.
3.15%, 04/01/2037 (Callable 04/01/2031)	3,000,000	2,190,987
4.00%, 04/01/2046 (Callable 04/01/2031)	6,720,000	5,602,551
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027) (a)	5,000,000	5,084,418
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)	1,275,000	1,307,852
Southeast Regional Management District, 5.00%, 04/01/2030	115,000	123,159
State of Texas, 5.00%, 10/01/2034 (Callable 10/01/2027)	250,000	256,919
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	3,020,000	3,025,483
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2026	290,000	292,471
5.00%, 11/15/2027	1,300,000	1,327,985
5.00%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,008,380
3.50%, 02/15/2036 (Callable 04/22/2026) (a)(d)	5,550,000	5,389,888
5.00%, 07/01/2038 (Callable 01/01/2029)	2,000,000	2,071,316
5.00%, 07/01/2043 (Callable 01/01/2029)	4,000,000	4,103,745
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,842,963
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,246,260
5.00%, 12/15/2030	5,875,000	6,215,259
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (Callable 07/01/2029) (a)	3,000,000	3,166,833
5.50%, 01/01/2054 (Callable 07/01/2033) (a)	1,470,000	1,604,856
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (Callable 07/01/2033) (a)	4,000,000	4,249,228
Texas Municipal Gas Acquisition and Supply Corp. I
4.09% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 04/01/2026)	500,000	500,189
6.25%, 12/15/2026	1,480,000	1,515,155
Texas Municipal Gas Acquisition and Supply Corp. II, 3.51% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,000,000	1,002,054
Texas Private Activity Bond Surface Transportation Corp., 5.38%, 06/30/2037 (Callable 06/30/2028) (b)	1,835,000	1,934,721
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	433,513
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	535,511
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	200,000	196,013
Texas Water Development Board
5.00%, 10/15/2032 (Callable 10/15/2028)	1,000,000	1,051,250
4.55%, 10/15/2038 (Callable 10/15/2032)	4,940,000	5,190,225
University of Houston
2.00%, 02/15/2032 (Callable 02/15/2030)	2,095,000	1,874,076
5.00%, 02/15/2036 (Callable 05/02/2026)	1,900,000	1,901,182
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)	1,275,000	1,278,239
Venus Independent School District, 5.25%, 08/15/2042 (Callable 08/15/2035)	1,535,000	1,682,943
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	569,894
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	339,517
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	908,266
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	102,328
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	276,912
6.00%, 03/01/2028	285,000	300,827
6.00%, 03/01/2029	300,000	324,438
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	339,886
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	355,326
Westpointe Special Improvement District, 5.00%, 08/15/2040 (Callable 08/15/2031)	635,000	662,306
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 05/02/2026)	45,000	45,006
Yoakum Independent School District
5.00%, 02/15/2027	120,000	122,474
5.00%, 02/15/2028	190,000	198,650
5.00%, 02/15/2029	230,000	244,846
5.00%, 02/15/2031	575,000	631,358
5.00%, 02/15/2032	305,000	338,852
		403,237,585

Utah - 1.4%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027) (b)	1,500,000	1,533,463
5.00%, 07/01/2034 (Callable 07/01/2027) (b)	1,000,000	1,016,929
5.00%, 07/01/2038 (Callable 07/01/2028) (b)	1,500,000	1,534,612
5.00%, 07/01/2042 (Callable 07/01/2027)	6,345,000	6,424,416
5.00%, 07/01/2042 (Callable 07/01/2027) (b)	1,500,000	1,500,266
5.25%, 07/01/2048 (Callable 07/01/2033) (b)	4,000,000	4,132,798
County of Utah UT, 5.00%, 05/15/2041 (Callable 05/15/2026)	1,245,000	1,246,682
Downtown Daybreak Public Infrastructure District No 1, 5.63%, 03/01/2046 (Callable 03/01/2031) (c)	1,500,000	1,510,856
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2036 (Callable 06/01/2030)	1,600,000	1,691,561
Nebo School District Local Building Authority, 2.00%, 07/01/2032 (Callable 07/01/2030)	1,880,000	1,705,646
Point Phase 1 Public Infrastructure District No 1, 5.13%, 03/01/2035 (Callable 09/01/2030)	1,000,000	1,036,460
Utah Associated Municipal Power Systems, 5.00%, 09/01/2035 (Callable 03/01/2028)	1,080,000	1,112,267
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	993,130
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	159,442
4.00%, 10/15/2030	875,000	880,110
4.00%, 04/15/2032	1,000,000	1,017,046
4.00%, 04/15/2032	740,000	745,483
4.50%, 04/15/2037 (Callable 05/02/2026)	150,000	150,064
5.00%, 04/15/2037 (Callable 05/02/2026)	770,000	770,481
5.00%, 04/15/2040 (Callable 04/15/2033)	450,000	479,016
5.13%, 04/15/2045 (Callable 04/15/2033)	385,000	398,661
Utah Housing Corp.
3.24%, 06/01/2044 (Callable 12/01/2028) (a)	8,000,000	8,028,580
4.00%, 01/01/2045 (Callable 05/02/2026)	155,000	155,012
3.18%, 07/01/2045 (Callable 02/01/2028) (a)	1,000,000	1,002,496
4.50%, 10/21/2052	5,055,532	4,916,725
6.00%, 12/21/2052	712,920	761,506
6.00%, 02/21/2053	523,598	559,264
6.50%, 05/21/2053	731,350	774,983
6.00%, 06/21/2053	1,085,844	1,140,733
6.50%, 08/21/2053	72,074	77,756
6.50%, 01/01/2054 (Callable 07/01/2032)	900,000	980,029
		48,436,473

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2038 (Callable 06/01/2026)	1,000,000	1,000,854
Vermont Housing Finance Agency, 5.25%, 11/01/2052 (Callable 05/01/2032)	808,000	842,000
Vermont Student Assistance Corp.
5.00%, 06/15/2026 (b)	50,000	50,182
5.00%, 06/15/2031 (b)	2,185,000	2,279,736
		4,172,772

Virginia - 0.6%
Alexandria Redevelopment & Housing Authority, 3.20%, 12/01/2054 (Callable 06/01/2027) (a)	5,000,000	5,003,978
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)	3,250,000	3,326,607
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	3,000,000	3,005,205
Northern Virginia Transportation Authority, 5.00%, 06/01/2030 (Callable 05/02/2026)	780,000	781,466
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,007,050
Virginia Public Building Authority, 5.00%, 08/01/2035 (Callable 08/01/2026) (b)	1,000,000	1,003,909
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 05/02/2026)	1,180,000	1,180,404
Virginia Small Business Financing Authority
5.00%, 10/01/2028	1,200,000	1,247,611
5.00%, 01/01/2035 (Callable 07/01/2027)	100,000	104,634
5.00%, 06/15/2060 (Callable 03/15/2035) (a)	2,000,000	2,188,572
		18,849,436

Washington - 2.9%
City of Marysville WA, 5.00%, 12/01/2044 (Callable 06/01/2028)	1,100,000	1,122,001
City of Mountlake Terrace WA Water & Sewer Revenue, 4.00%, 12/01/2030 (Callable 04/22/2026)	500,000	500,098
City of Seattle WA Municipal Light & Power Revenue
4.00%, 09/01/2036 (Callable 09/01/2027)	1,000,000	1,003,769
5.00%, 04/01/2039 (Callable 04/01/2029)	3,405,000	3,539,535
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 04/22/2026)	2,000,000	2,002,630
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	215,000	233,281
County of Lewis WA, 3.00%, 12/01/2026 (Callable 04/22/2026)	100,000	99,963
Franklin County School District No 1 Pasco, 5.50%, 12/01/2040 (Callable 06/01/2033)	3,000,000	3,356,176
Grant County Public Hospital District No 2, 5.50%, 12/01/2044 (Callable 06/01/2034)	930,000	971,101
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,014,605
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	611,636
5.00%, 01/01/2035 (Callable 07/01/2034)	240,000	255,995
5.00%, 07/01/2035 (Callable 07/01/2034)	255,000	271,908
5.00%, 07/01/2040 (Callable 07/01/2034)	1,500,000	1,544,817
5.38%, 07/01/2045 (Callable 07/01/2034)	4,120,000	4,304,730
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)	225,000	227,889
5.00%, 12/01/2030 (Callable 12/01/2026)	400,000	404,526
King County Public Hospital District No 4, 7.00%, 12/01/2060 (Callable 12/01/2035)	7,825,000	7,845,041
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)	1,000,000	1,015,275
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	500,000	542,512
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	732,197
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	228,316
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	170,914
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	307,989
5.00%, 01/01/2039 (Callable 01/01/2028)	500,000	507,364
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 04/22/2026)	800,000	800,978
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027) (b)	4,500,000	4,563,415
5.25%, 05/01/2042 (Callable 05/01/2027) (b)	5,500,000	5,559,264
5.25%, 07/01/2042 (Callable 07/01/2034) (b)	2,080,000	2,239,763
Seattle Housing Authority, 2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	715,374
Snohomish County Housing Authority
4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,538,113
3.75%, 04/01/2036 (Callable 04/01/2033)	5,050,000	4,726,683
State of Washington
5.00%, 02/01/2037 (Callable 02/01/2028)	7,275,000	7,499,283
5.00%, 06/01/2037 (Callable 06/01/2030)	1,000,000	1,064,246
5.00%, 02/01/2042 (Callable 02/01/2031)	1,000,000	1,051,860
5.00%, 02/01/2043 (Callable 02/01/2032)	500,000	527,378
5.00%, 02/01/2043 (Callable 02/01/2033)	3,200,000	3,409,698
Tacoma Metropolitan Park District
5.00%, 12/01/2026	95,000	96,503
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	610,388
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	25,185
University of Washington, 5.00%, 12/01/2035 (Callable 12/01/2026)	2,400,000	2,425,856
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)	3,000,000	2,951,930
4.25%, 02/01/2038 (Callable 02/01/2035)	2,000,000	2,012,002
Washington Health Care Facilities Authority
5.00%, 09/01/2027	1,500,000	1,545,406
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	97,617
5.00%, 09/01/2028	2,125,000	2,221,351
5.00%, 12/01/2031 (Callable 12/01/2030) (c)	200,000	216,271
4.00%, 07/01/2036 (Callable 04/17/2026)	135,000	133,103
5.00%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,529,087
5.00%, 08/01/2044 (Callable 08/01/2029)	2,000,000	2,031,565
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,639,953
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	102,193
Washington State Housing Finance Commission
3.50%, 12/01/2033 (Callable 05/02/2026)	1,830,000	1,788,039
5.00%, 01/01/2035 (Callable 01/01/2029)	4,425,000	4,336,441
5.00%, 07/01/2037 (Callable 07/01/2035) (c)	1,255,000	1,338,994
5.00%, 07/01/2038 (Callable 07/01/2035) (c)	1,360,000	1,443,263
5.00%, 07/01/2045 (Callable 07/01/2035) (c)	500,000	508,248
Whatcom County Public Utility District No 1
5.00%, 12/01/2027 (b)	450,000	462,293
5.00%, 12/01/2031 (b)	2,335,000	2,511,674
5.00%, 12/01/2032 (b)	825,000	892,853
		99,430,538

West Virginia - 0.3%
County of Ohio WV Special District Excise Tax Revenue
5.00%, 06/01/2038 (Callable 06/01/2035)	800,000	851,588
5.50%, 06/01/2054 (Callable 06/01/2035)	2,000,000	2,080,541
Glenville State College
4.00%, 06/01/2027	425,000	420,757
4.50%, 06/01/2032 (Callable 06/01/2027)	25,000	24,155
Morgantown Utility Board, Inc., 5.00%, 12/01/2043 (Callable 06/01/2028)	2,555,000	2,621,674
West Virginia Higher Education Policy Commission, 5.00%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,018,195
West Virginia Housing Development Fund, 5.00%, 08/01/2027 (Callable 04/01/2027) (a)	2,150,000	2,192,619
Wyoming County Board of Education
5.00%, 06/01/2031	1,230,000	1,347,841
5.00%, 06/01/2032	1,305,000	1,442,808
		12,000,178

Wisconsin - 5.0%
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	720,000	765,592
City of Algoma WI, 5.00%, 10/01/2030 (Callable 10/01/2028)	3,505,000	3,645,003
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2029 (Callable 06/01/2026)	2,005,000	2,007,753
County of Portage WI, 0.05%, 06/01/2026	2,435,000	2,421,445
Cudahy School District/WI
5.00%, 03/01/2035 (Callable 03/01/2033)	615,000	667,927
5.00%, 03/01/2036 (Callable 03/01/2033)	650,000	700,591
5.00%, 03/01/2037 (Callable 03/01/2033)	685,000	733,288
5.00%, 03/01/2038 (Callable 03/01/2033)	720,000	765,567
5.00%, 03/01/2039 (Callable 03/01/2033)	760,000	802,010
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,027,929
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,874,605
Public Finance Authority
5.00%, 05/15/2026 (Callable 04/22/2026) (c)	1,660,000	1,661,654
5.00%, 10/01/2028 (c)	1,750,000	1,796,360
9.00%, 11/01/2028 (Callable 11/01/2027) (c)	715,000	756,522
5.00%, 03/01/2029 (Callable 05/02/2026)	1,080,000	1,081,543
5.00%, 06/01/2030	800,000	832,197
5.00%, 12/01/2030	850,000	905,370
5.25%, 12/01/2030	1,060,000	1,135,179
5.00%, 06/01/2031	1,250,000	1,305,242
5.00%, 12/01/2032	1,000,000	1,073,601
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	615,374
5.00%, 03/01/2033 (Callable 05/02/2026)	5,900,000	5,906,824
4.00%, 06/01/2033 (Callable 04/22/2026)	70,000	70,001
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,163,832
5.00%, 03/01/2034 (Callable 05/02/2026)	2,000,000	2,002,160
5.00%, 10/01/2034 (Callable 10/01/2029) (c)	4,450,000	4,565,689
5.00%, 06/15/2036 (Callable 06/15/2033) (c)	4,000,000	4,016,801
4.13%, 01/20/2041 (a)	4,499,456	4,247,185
5.00%, 10/01/2044 (Callable 04/01/2029)	2,675,000	2,708,101
6.25%, 04/01/2045 (Callable 04/01/2035) (c)	1,000,000	994,881
5.00%, 06/15/2048 (Callable 06/15/2026) (c)	3,860,000	3,576,657
4.00%, 07/01/2051 (Callable 07/01/2031) (c)	500,000	364,033
4.00%, 01/01/2055 (c)	15,499,950	15,407,104
0.00%, 12/01/2055 (Callable 12/01/2033) (c)(e)	8,000,000	4,519,959
6.00%, 12/01/2055 (Callable 12/01/2033) (c)	4,500,000	4,385,793
5.75%, 06/30/2060 (Callable 06/30/2035) (b)	3,125,000	3,223,332
6.50%, 06/30/2060 (Callable 06/30/2035) (b)	5,500,000	5,992,282
3.63%, 06/15/2063 (Callable 06/15/2029)	5,000,000	4,965,200
6.75%, 07/01/2063 (Callable 07/01/2033) (c)	2,500,000	2,413,493
5.75%, 12/31/2065 (Callable 06/30/2035) (b)	2,625,000	2,678,761
Racine Unified School District, 5.00%, 04/01/2038 (Callable 04/01/2032)	1,180,000	1,260,376
State of Wisconsin, 5.00%, 05/01/2038 (Callable 05/01/2028)	2,000,000	2,066,220
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	1,395,000	1,210,829
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	171,427
5.00%, 04/01/2035 (Callable 04/01/2033)	515,000	536,454
4.50%, 04/01/2039 (Callable 04/01/2033)	645,000	631,279
Village of Mount Pleasant WI, 5.00%, 04/01/2043 (Callable 04/01/2028)	2,000,000	2,045,266
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	7,340,000	7,397,156
West De Pere School District, 4.00%, 04/01/2031 (Callable 04/01/2028)	2,245,000	2,278,056
Wisconsin Center District, 5.25%, 12/15/2061 (Callable 12/15/2030) (c)	1,100,000	1,050,228
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2026	475,000	475,404
5.00%, 08/01/2027 (Callable 07/01/2026) (c)	4,250,000	4,267,258
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	756,108
5.00%, 02/15/2029 (Callable 05/02/2026)	2,080,000	2,083,189
5.00%, 11/01/2029 (Callable 11/01/2026)	580,000	597,348
3.00%, 02/15/2031 (Callable 05/02/2026)	55,000	52,674
3.25%, 02/15/2033 (Callable 02/15/2027)	1,060,000	1,005,151
5.00%, 04/01/2033 (Callable 10/01/2028)	1,025,000	1,068,603
5.00%, 11/01/2035 (Callable 05/01/2035)	8,000,000	8,669,162
3.50%, 02/15/2036 (Callable 02/15/2027)	965,000	895,337
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	995,025
4.00%, 09/15/2036 (Callable 09/15/2027)	775,000	747,038
4.00%, 09/15/2036 (Callable 09/15/2027)	580,000	559,073
5.25%, 08/15/2039 (Callable 08/15/2034)	1,415,000	1,483,019
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	947,110
4.38%, 11/01/2039 (Callable 11/01/2034)	3,830,000	3,723,921
5.00%, 11/01/2039 (Callable 11/01/2026)	950,000	949,866
5.00%, 11/15/2039 (Callable 05/15/2026)	2,100,000	2,102,211
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	525,010
5.00%, 04/01/2044 (Callable 10/01/2028)	1,000,000	1,011,159
5.00%, 12/01/2046 (Callable 06/01/2031) (a)	4,500,000	4,817,524
5.00%, 02/15/2047 (Callable 02/15/2027)	5,250,000	5,257,751
4.00%, 02/15/2050 (Callable 02/15/2027)	80,000	69,036
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,853,329
6.00%, 10/01/2054 (Callable 10/01/2032)	2,000,000	2,047,720
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028) (c)	160,000	151,013
4.38%, 07/01/2037 (Callable 07/01/2028) (c)	480,000	413,085
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 04/22/2026) (a)	270,000	270,123
3.88%, 11/01/2054 (Callable 04/22/2026) (a)	1,780,000	1,780,903
		170,998,281

Wyoming - 0.0% (f)
Wyoming Community Development Authority, 2.88%, 12/01/2044 (Callable 12/01/2028)	600,000	480,694
TOTAL MUNICIPAL BONDS (Cost $3,267,158,082)		3,276,426,320

U.S. TREASURY SECURITIES - 2.3%	Par	Value
United States Treasury Note/Bond, 3.50%, 02/28/2031	80,000,000	78,450,000
TOTAL U.S. TREASURY SECURITIES (Cost $78,443,303)		78,450,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%	Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.32% (g)	42,898,026	42,898,026
First American Government Obligations Fund - Class U, 3.60% (g)	11	11
TOTAL MONEY MARKET FUNDS (Cost $42,898,037)		42,898,037

TOTAL INVESTMENTS - 99.5% (Cost $3,388,499,422)		3,397,774,357
Other Assets in Excess of Liabilities - 0.5%		16,423,812
TOTAL NET ASSETS - 100.0%		$3,414,198,169

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
LLC - Limited Liability Company
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $327,367,539 or 9.6% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $144,133,208 or 4.2% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Baird Strategic Municipal Bond Fund
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	750	06/30/2026	$81,134,766	$495,422
Net Unrealized Appreciation (Depreciation)		$ –	$–	$495,422

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Strategic Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$3,276,426,320	$–	$3,276,426,320
U.S. Treasury Securities	–	78,450,000	–	78,450,000
Money Market Funds	42,898,037	–	–	42,898,037
Total Investments	$42,898,037	$3,354,876,320	$–	$3,397,774,357

Other Financial Instruments:
Futures Contracts *	$495,422	$–	$–	$495,422
Total Other Financial Instruments	$495,422	$–	$–	$495,422

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.